UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance AMT-Free Municipal Income Fund

Class A ETMBX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below contributed to returns relative to the Index as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↑ An overweight position in bonds with more than 22 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in bonds with coupon rates of 4% and below, including zero-coupon bonds, contributed to Fund performance relative to the Index

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in the housing sector detracted from Fund performance relative to the Index during the period

↓ Security selections in A-rated bonds detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/14	$9,675	$10,000
10/14	$9,718	$10,069
11/14	$9,708	$10,086
12/14	$9,792	$10,137
1/15	$9,962	$10,317
2/15	$9,837	$10,210
3/15	$9,870	$10,240
4/15	$9,818	$10,186
5/15	$9,798	$10,158
6/15	$9,777	$10,148
7/15	$9,831	$10,222
8/15	$9,875	$10,242
9/15	$9,919	$10,316
10/15	$9,984	$10,357
11/15	$10,050	$10,398
12/15	$10,160	$10,472
1/16	$10,247	$10,596
2/16	$10,224	$10,613
3/16	$10,290	$10,647
4/16	$10,388	$10,725
5/16	$10,431	$10,754
6/16	$10,596	$10,925
7/16	$10,573	$10,932
8/16	$10,616	$10,947
9/16	$10,547	$10,892
10/16	$10,445	$10,778
11/16	$10,073	$10,376
12/16	$10,174	$10,497
1/17	$10,209	$10,567
2/17	$10,267	$10,640
3/17	$10,278	$10,663
4/17	$10,347	$10,741
5/17	$10,494	$10,911
6/17	$10,470	$10,872
7/17	$10,538	$10,960
8/17	$10,629	$11,043
9/17	$10,615	$10,987
10/17	$10,600	$11,014
11/17	$10,563	$10,955
12/17	$10,666	$11,069
1/18	$10,570	$10,939
2/18	$10,557	$10,906
3/18	$10,590	$10,947
4/18	$10,575	$10,908
5/18	$10,679	$11,033
6/18	$10,699	$11,042
7/18	$10,734	$11,069
8/18	$10,730	$11,097
9/18	$10,703	$11,025
10/18	$10,628	$10,957
11/18	$10,709	$11,079
12/18	$10,789	$11,211
1/19	$10,858	$11,296
2/19	$10,940	$11,357
3/19	$11,108	$11,536
4/19	$11,165	$11,579
5/19	$11,321	$11,739
6/19	$11,366	$11,782
7/19	$11,460	$11,877
8/19	$11,654	$12,065
9/19	$11,561	$11,968
10/19	$11,554	$11,989
11/19	$11,586	$12,019
12/19	$11,605	$12,056
1/20	$11,838	$12,273
2/20	$12,033	$12,431
3/20	$11,630	$11,980
4/20	$11,304	$11,830
5/20	$11,677	$12,206
6/20	$11,821	$12,307
7/20	$12,030	$12,514
8/20	$11,970	$12,455
9/20	$11,922	$12,458
10/20	$11,887	$12,420
11/20	$12,111	$12,608
12/20	$12,204	$12,685
1/21	$12,284	$12,765
2/21	$12,013	$12,563
3/21	$12,106	$12,640
4/21	$12,264	$12,746
5/21	$12,328	$12,784
6/21	$12,367	$12,819
7/21	$12,484	$12,926
8/21	$12,416	$12,878
9/21	$12,297	$12,785
10/21	$12,269	$12,748
11/21	$12,400	$12,856
12/21	$12,424	$12,877
1/22	$12,021	$12,525
2/22	$11,940	$12,480
3/22	$11,537	$12,075
4/22	$11,147	$11,741
5/22	$11,268	$11,916
6/22	$11,027	$11,720
7/22	$11,310	$12,030
8/22	$11,053	$11,766
9/22	$10,594	$11,315
10/22	$10,420	$11,221
11/22	$10,996	$11,746
12/22	$10,944	$11,779
1/23	$11,305	$12,118
2/23	$10,993	$11,844
3/23	$11,260	$12,106
4/23	$11,264	$12,079
5/23	$11,186	$11,974
6/23	$11,302	$12,094
7/23	$11,321	$12,142
8/23	$11,145	$11,967
9/23	$10,730	$11,616
10/23	$10,539	$11,517
11/23	$11,406	$12,249
12/23	$11,723	$12,533
1/24	$11,700	$12,469
2/24	$11,691	$12,485
3/24	$11,683	$12,485
4/24	$11,531	$12,330
5/24	$11,522	$12,294
6/24	$11,717	$12,482
7/24	$11,810	$12,596
8/24	$11,905	$12,696
9/24	$12,062	$12,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	12.36%	0.84%	2.22%
Class A with 3.25% Maximum Sales Charge	8.66%	0.18%	1.89%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$200,602,193
# of Portfolio Holdings	104
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$921,632

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Housing	3.3%
Senior Living/Life Care	3.4%
Water and Sewer	3.6%
Other Revenue	3.6%
Electric Utilities	4.1%
Lease Rev./Cert. of Participation	7.3%
Hospital	9.0%
Transportation	18.2%
Special Tax Revenue	19.0%
General Obligations	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

AAA
13.6%
AA
45.9%
A
23.7%
BBB
7.2%
BB
4.0%
Not Rated
5.6%

Value	Value
Not Rated	5.6%
BB	4.0%
BBB	7.2%
A	23.7%
AA	45.9%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ETMBX-TSR-AR

Eaton Vance AMT-Free Municipal Income Fund

Class C ECMBX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below contributed to returns relative to the Index as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↑ An overweight position in bonds with more than 22 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in bonds with coupon rates of 4% and below, including zero-coupon bonds, contributed to Fund performance relative to the Index

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in the housing sector detracted from Fund performance relative to the Index during the period

↓ Security selections in A-rated bonds detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
9/14	$10,000	$10,000
10/14	$10,038	$10,069
11/14	$10,011	$10,086
12/14	$10,102	$10,137
1/15	$10,272	$10,317
2/15	$10,136	$10,210
3/15	$10,164	$10,240
4/15	$10,103	$10,186
5/15	$10,076	$10,158
6/15	$10,047	$10,148
7/15	$10,097	$10,222
8/15	$10,136	$10,242
9/15	$10,175	$10,316
10/15	$10,235	$10,357
11/15	$10,297	$10,398
12/15	$10,403	$10,472
1/16	$10,486	$10,596
2/16	$10,456	$10,613
3/16	$10,517	$10,647
4/16	$10,600	$10,725
5/16	$10,649	$10,754
6/16	$10,811	$10,925
7/16	$10,769	$10,932
8/16	$10,806	$10,947
9/16	$10,740	$10,892
10/16	$10,629	$10,778
11/16	$10,242	$10,376
12/16	$10,338	$10,497
1/17	$10,367	$10,567
2/17	$10,420	$10,640
3/17	$10,425	$10,663
4/17	$10,488	$10,741
5/17	$10,631	$10,911
6/17	$10,600	$10,872
7/17	$10,662	$10,960
8/17	$10,736	$11,043
9/17	$10,727	$10,987
10/17	$10,705	$11,014
11/17	$10,660	$10,955
12/17	$10,758	$11,069
1/18	$10,654	$10,939
2/18	$10,634	$10,906
3/18	$10,660	$10,947
4/18	$10,638	$10,908
5/18	$10,736	$11,033
6/18	$10,750	$11,042
7/18	$10,778	$11,069
8/18	$10,780	$11,097
9/18	$10,733	$11,025
10/18	$10,650	$10,957
11/18	$10,725	$11,079
12/18	$10,811	$11,211
1/19	$10,861	$11,296
2/19	$10,938	$11,357
3/19	$11,099	$11,536
4/19	$11,150	$11,579
5/19	$11,299	$11,739
6/19	$11,337	$11,782
7/19	$11,412	$11,877
8/19	$11,598	$12,065
9/19	$11,510	$11,968
10/19	$11,497	$11,989
11/19	$11,509	$12,019
12/19	$11,533	$12,056
1/20	$11,757	$12,273
2/20	$11,933	$12,431
3/20	$11,523	$11,980
4/20	$11,191	$11,830
5/20	$11,567	$12,206
6/20	$11,703	$12,307
7/20	$11,904	$12,514
8/20	$11,837	$12,455
9/20	$11,782	$12,458
10/20	$11,740	$12,420
11/20	$11,941	$12,608
12/20	$12,026	$12,685
1/21	$12,098	$12,765
2/21	$11,835	$12,563
3/21	$11,920	$12,640
4/21	$12,056	$12,746
5/21	$12,125	$12,784
6/21	$12,155	$12,819
7/21	$12,250	$12,926
8/21	$12,188	$12,878
9/21	$12,063	$12,785
10/21	$12,014	$12,748
11/21	$12,149	$12,856
12/21	$12,164	$12,877
1/22	$11,760	$12,525
2/22	$11,674	$12,480
3/22	$11,270	$12,075
4/22	$10,880	$11,741
5/22	$11,005	$11,916
6/22	$10,748	$11,720
7/22	$11,032	$12,030
8/22	$10,773	$11,766
9/22	$10,304	$11,315
10/22	$10,139	$11,221
11/22	$10,683	$11,746
12/22	$10,625	$11,779
1/23	$10,971	$12,118
2/23	$10,674	$11,844
3/23	$10,926	$12,106
4/23	$10,924	$12,079
5/23	$10,827	$11,974
6/23	$10,933	$12,094
7/23	$10,945	$12,142
8/23	$10,766	$11,967
9/23	$10,356	$11,616
10/23	$10,177	$11,517
11/23	$10,999	$12,249
12/23	$11,313	$12,533
1/24	$11,269	$12,469
2/24	$11,254	$12,485
3/24	$11,239	$12,485
4/24	$11,085	$12,330
5/24	$11,083	$12,294
6/24	$11,264	$12,482
7/24	$11,347	$12,596
8/24	$11,431	$12,696
9/24	$11,726	$12,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	11.58%	0.08%	1.60%
Class C with 1% Maximum Deferred Sales Charge	10.58%	0.08%	1.60%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$200,602,193
# of Portfolio Holdings	104
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$921,632

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Housing	3.3%
Senior Living/Life Care	3.4%
Water and Sewer	3.6%
Other Revenue	3.6%
Electric Utilities	4.1%
Lease Rev./Cert. of Participation	7.3%
Hospital	9.0%
Transportation	18.2%
Special Tax Revenue	19.0%
General Obligations	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	5.6%
BB	4.0%
BBB	7.2%
A	23.7%
AA	45.9%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECMBX-TSR-AR

Eaton Vance AMT-Free Municipal Income Fund

Class I EVMBX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below contributed to returns relative to the Index as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↑ An overweight position in bonds with more than 22 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in bonds with coupon rates of 4% and below, including zero-coupon bonds, contributed to Fund performance relative to the Index

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in the housing sector detracted from Fund performance relative to the Index during the period

↓ Security selections in A-rated bonds detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
9/14	$1,000,000	$1,000,000
10/14	$1,004,514	$1,006,857
11/14	$1,003,115	$1,008,598
12/14	$1,012,594	$1,013,687
1/15	$1,030,124	$1,031,654
2/15	$1,016,828	$1,021,012
3/15	$1,021,459	$1,023,960
4/15	$1,015,999	$1,018,588
5/15	$1,013,545	$1,015,774
6/15	$1,012,038	$1,014,848
7/15	$1,017,722	$1,022,199
8/15	$1,022,371	$1,024,207
9/15	$1,027,003	$1,031,626
10/15	$1,033,718	$1,035,727
11/15	$1,041,543	$1,039,845
12/15	$1,053,473	$1,047,151
1/16	$1,062,251	$1,059,645
2/16	$1,059,551	$1,061,312
3/16	$1,067,316	$1,064,674
4/16	$1,077,129	$1,072,502
5/16	$1,081,724	$1,075,403
6/16	$1,098,964	$1,092,511
7/16	$1,096,248	$1,093,178
8/16	$1,100,777	$1,094,653
9/16	$1,094,729	$1,089,190
10/16	$1,084,482	$1,077,763
11/16	$1,046,464	$1,037,568
12/16	$1,056,514	$1,049,749
1/17	$1,060,402	$1,056,669
2/17	$1,066,405	$1,064,007
3/17	$1,068,062	$1,066,317
4/17	$1,075,071	$1,074,054
5/17	$1,090,732	$1,091,100
6/17	$1,088,891	$1,087,187
7/17	$1,095,880	$1,095,983
8/17	$1,105,104	$1,104,323
9/17	$1,104,279	$1,098,708
10/17	$1,103,446	$1,101,390
11/17	$1,100,385	$1,095,493
12/17	$1,110,777	$1,106,943
1/18	$1,101,015	$1,093,911
2/18	$1,099,124	$1,090,642
3/18	$1,102,782	$1,094,668
4/18	$1,101,853	$1,090,761
5/18	$1,113,438	$1,103,252
6/18	$1,115,937	$1,104,193
7/18	$1,119,763	$1,106,873
8/18	$1,119,925	$1,109,715
9/18	$1,115,548	$1,102,531
10/18	$1,108,858	$1,095,742
11/18	$1,117,090	$1,107,870
12/18	$1,126,467	$1,121,135
1/19	$1,133,559	$1,129,609
2/19	$1,141,969	$1,135,658
3/19	$1,159,720	$1,153,610
4/19	$1,166,894	$1,157,945
5/19	$1,183,480	$1,173,909
6/19	$1,187,127	$1,178,244
7/19	$1,197,888	$1,187,739
8/19	$1,218,151	$1,206,474
9/19	$1,208,581	$1,196,803
10/19	$1,208,460	$1,198,948
11/19	$1,212,040	$1,201,946
12/19	$1,214,410	$1,205,616
1/20	$1,239,602	$1,227,277
2/20	$1,258,832	$1,243,103
3/20	$1,217,064	$1,198,012
4/20	$1,182,673	$1,182,977
5/20	$1,223,794	$1,220,609
6/20	$1,238,105	$1,230,655
7/20	$1,261,177	$1,251,382
8/20	$1,254,707	$1,245,511
9/20	$1,250,661	$1,245,775
10/20	$1,246,570	$1,242,033
11/20	$1,269,783	$1,260,776
12/20	$1,279,255	$1,268,456
1/21	$1,288,683	$1,276,540
2/21	$1,260,686	$1,256,257
3/21	$1,270,131	$1,264,005
4/21	$1,287,053	$1,274,607
5/21	$1,294,977	$1,278,410
6/21	$1,299,167	$1,281,920
7/21	$1,310,951	$1,292,552
8/21	$1,304,951	$1,287,808
9/21	$1,292,712	$1,278,514
10/21	$1,289,226	$1,274,776
11/21	$1,303,591	$1,285,628
12/21	$1,306,338	$1,287,702
1/22	$1,264,240	$1,252,454
2/22	$1,256,883	$1,247,967
3/22	$1,213,361	$1,207,512
4/22	$1,172,430	$1,174,113
5/22	$1,185,897	$1,191,554
6/22	$1,160,537	$1,172,038
7/22	$1,190,959	$1,203,006
8/22	$1,165,342	$1,176,640
9/22	$1,116,337	$1,131,480
10/22	$1,098,696	$1,122,070
11/22	$1,158,778	$1,174,553
12/22	$1,152,887	$1,177,916
1/23	$1,192,232	$1,211,751
2/23	$1,160,020	$1,184,351
3/23	$1,187,608	$1,210,629
4/23	$1,188,575	$1,207,864
5/23	$1,180,192	$1,197,397
6/23	$1,191,994	$1,209,391
7/23	$1,194,372	$1,214,176
8/23	$1,176,503	$1,196,696
9/23	$1,132,929	$1,161,622
10/23	$1,113,574	$1,151,737
11/23	$1,204,831	$1,224,851
12/23	$1,238,804	$1,253,319
1/24	$1,235,736	$1,246,918
2/24	$1,235,474	$1,248,519
3/24	$1,235,219	$1,248,480
4/24	$1,219,671	$1,233,018
5/24	$1,219,396	$1,229,401
6/24	$1,240,176	$1,248,245
7/24	$1,249,867	$1,259,622
8/24	$1,261,065	$1,269,557
9/24	$1,276,417	$1,282,104

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.66%	1.10%	2.47%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$200,602,193
# of Portfolio Holdings	104
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$921,632

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Housing	3.3%
Senior Living/Life Care	3.4%
Water and Sewer	3.6%
Other Revenue	3.6%
Electric Utilities	4.1%
Lease Rev./Cert. of Participation	7.3%
Hospital	9.0%
Transportation	18.2%
Special Tax Revenue	19.0%
General Obligations	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	5.6%
BB	4.0%
BBB	7.2%
A	23.7%
AA	45.9%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EVMBX-TSR-AR

Eaton Vance Total Return Bond Fund

Class A EBABX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,750	$10,098	$10,098
11/14	$9,850	$10,152	$10,170
12/14	$9,931	$10,134	$10,179
1/15	$10,135	$10,327	$10,393
2/15	$10,017	$10,267	$10,295
3/15	$10,064	$10,309	$10,343
4/15	$10,010	$10,297	$10,306
5/15	$10,009	$10,279	$10,281
6/15	$9,863	$10,164	$10,169
7/15	$9,809	$10,224	$10,240
8/15	$9,590	$10,194	$10,225
9/15	$9,404	$10,233	$10,294
10/15	$9,637	$10,266	$10,296
11/15	$9,551	$10,229	$10,269
12/15	$9,315	$10,178	$10,235
1/16	$9,164	$10,290	$10,376
2/16	$9,179	$10,363	$10,450
3/16	$9,664	$10,490	$10,546
4/16	$9,990	$10,562	$10,586
5/16	$9,857	$10,570	$10,589
6/16	$10,104	$10,756	$10,779
7/16	$10,304	$10,844	$10,847
8/16	$10,424	$10,856	$10,835
9/16	$10,459	$10,859	$10,829
10/16	$10,457	$10,787	$10,746
11/16	$10,286	$10,544	$10,492
12/16	$10,377	$10,576	$10,506
1/17	$10,563	$10,613	$10,527
2/17	$10,653	$10,695	$10,598
3/17	$10,697	$10,691	$10,592
4/17	$10,793	$10,780	$10,674
5/17	$10,829	$10,863	$10,756
6/17	$10,861	$10,854	$10,745
7/17	$10,975	$10,908	$10,792
8/17	$11,041	$11,002	$10,888
9/17	$11,088	$10,963	$10,836
10/17	$11,090	$10,976	$10,843
11/17	$11,103	$10,960	$10,829
12/17	$11,148	$11,008	$10,879
1/18	$11,224	$10,902	$10,753
2/18	$11,120	$10,799	$10,651
3/18	$11,136	$10,853	$10,720
4/18	$11,087	$10,781	$10,640
5/18	$11,054	$10,840	$10,716
6/18	$11,025	$10,824	$10,703
7/18	$11,149	$10,847	$10,705
8/18	$11,109	$10,900	$10,774
9/18	$11,143	$10,853	$10,705
10/18	$11,035	$10,763	$10,620
11/18	$11,027	$10,811	$10,683
12/18	$11,027	$10,980	$10,880
1/19	$11,286	$11,132	$10,995
2/19	$11,380	$11,144	$10,989
3/19	$11,528	$11,345	$11,200
4/19	$11,607	$11,361	$11,203
5/19	$11,647	$11,535	$11,402
6/19	$11,864	$11,698	$11,545
7/19	$11,951	$11,733	$11,570
8/19	$12,004	$11,998	$11,870
9/19	$12,008	$11,946	$11,807
10/19	$12,100	$11,985	$11,842
11/19	$12,105	$11,982	$11,836
12/19	$12,188	$12,000	$11,828
1/20	$12,393	$12,216	$12,056
2/20	$12,417	$12,399	$12,273
3/20	$10,897	$12,156	$12,200
4/20	$11,260	$12,400	$12,417
5/20	$11,482	$12,516	$12,475
6/20	$11,833	$12,620	$12,554
7/20	$12,115	$12,842	$12,741
8/20	$12,247	$12,768	$12,638
9/20	$12,273	$12,745	$12,632
10/20	$12,256	$12,699	$12,575
11/20	$12,677	$12,865	$12,698
12/20	$12,871	$12,909	$12,716
1/21	$12,952	$12,828	$12,625
2/21	$12,933	$12,663	$12,443
3/21	$12,848	$12,515	$12,287
4/21	$12,921	$12,621	$12,384
5/21	$13,018	$12,669	$12,425
6/21	$13,143	$12,761	$12,512
7/21	$13,265	$12,889	$12,652
8/21	$13,282	$12,881	$12,628
9/21	$13,221	$12,771	$12,518
10/21	$13,234	$12,760	$12,515
11/21	$13,250	$12,776	$12,552
12/21	$13,224	$12,767	$12,520
1/22	$13,013	$12,487	$12,250
2/22	$12,837	$12,317	$12,114
3/22	$12,497	$11,986	$11,777
4/22	$12,103	$11,539	$11,330
5/22	$12,062	$11,603	$11,403
6/22	$11,789	$11,371	$11,224
7/22	$12,056	$11,657	$11,498
8/22	$11,830	$11,354	$11,174
9/22	$11,357	$10,865	$10,691
10/22	$11,196	$10,745	$10,552
11/22	$11,539	$11,146	$10,940
12/22	$11,493	$11,108	$10,891
1/23	$11,920	$11,453	$11,226
2/23	$11,684	$11,171	$10,936
3/23	$11,824	$11,434	$11,214
4/23	$11,827	$11,503	$11,282
5/23	$11,719	$11,384	$11,159
6/23	$11,745	$11,366	$11,119
7/23	$11,773	$11,378	$11,111
8/23	$11,735	$11,309	$11,040
9/23	$11,474	$11,040	$10,760
10/23	$11,294	$10,874	$10,590
11/23	$11,819	$11,363	$11,069
12/23	$12,263	$11,794	$11,493
1/24	$12,328	$11,766	$11,462
2/24	$12,205	$11,625	$11,300
3/24	$12,343	$11,739	$11,404
4/24	$12,085	$11,465	$11,116
5/24	$12,309	$11,655	$11,304
6/24	$12,429	$11,761	$11,411
7/24	$12,716	$12,028	$11,678
8/24	$12,906	$12,205	$11,846
9/24	$13,079	$12,373	$12,004

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	14.03%	1.73%	3.06%
Class A with 3.25% Maximum Sales Charge	10.33%	1.06%	2.72%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
56.8%
AA
1.7%
A
4.6%
BBB
26.8%
BB
7.4%
B
3.8%
CCC or Lower
1.1%
Not Rated
6.6%
Cash & Equivalents
(8.8%)

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EBABX-TSR-AR

Eaton Vance Total Return Bond Fund

Class C ECBAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,071	$10,098	$10,098
11/14	$10,177	$10,152	$10,170
12/14	$10,246	$10,134	$10,179
1/15	$10,450	$10,327	$10,393
2/15	$10,330	$10,267	$10,295
3/15	$10,372	$10,309	$10,343
4/15	$10,310	$10,297	$10,306
5/15	$10,294	$10,279	$10,281
6/15	$10,146	$10,164	$10,169
7/15	$10,084	$10,224	$10,240
8/15	$9,844	$10,194	$10,225
9/15	$9,656	$10,233	$10,294
10/15	$9,889	$10,266	$10,296
11/15	$9,794	$10,229	$10,269
12/15	$9,546	$10,178	$10,235
1/16	$9,386	$10,290	$10,376
2/16	$9,395	$10,363	$10,450
3/16	$9,876	$10,490	$10,546
4/16	$10,204	$10,562	$10,586
5/16	$10,061	$10,570	$10,589
6/16	$10,316	$10,756	$10,779
7/16	$10,514	$10,844	$10,847
8/16	$10,630	$10,856	$10,835
9/16	$10,650	$10,859	$10,829
10/16	$10,651	$10,787	$10,746
11/16	$10,469	$10,544	$10,492
12/16	$10,555	$10,576	$10,506
1/17	$10,728	$10,613	$10,527
2/17	$10,823	$10,695	$10,598
3/17	$10,861	$10,691	$10,592
4/17	$10,952	$10,780	$10,674
5/17	$10,982	$10,863	$10,756
6/17	$10,998	$10,854	$10,745
7/17	$11,116	$10,908	$10,792
8/17	$11,176	$11,002	$10,888
9/17	$11,207	$10,963	$10,836
10/17	$11,211	$10,976	$10,843
11/17	$11,217	$10,960	$10,829
12/17	$11,256	$11,008	$10,879
1/18	$11,325	$10,902	$10,753
2/18	$11,214	$10,799	$10,651
3/18	$11,223	$10,853	$10,720
4/18	$11,167	$10,781	$10,640
5/18	$11,127	$10,840	$10,716
6/18	$11,081	$10,824	$10,703
7/18	$11,208	$10,847	$10,705
8/18	$11,161	$10,900	$10,774
9/18	$11,179	$10,853	$10,705
10/18	$11,063	$10,763	$10,620
11/18	$11,057	$10,811	$10,683
12/18	$11,051	$10,980	$10,880
1/19	$11,294	$11,132	$10,995
2/19	$11,381	$11,144	$10,989
3/19	$11,522	$11,345	$11,200
4/19	$11,594	$11,361	$11,203
5/19	$11,636	$11,535	$11,402
6/19	$11,836	$11,698	$11,545
7/19	$11,915	$11,733	$11,570
8/19	$11,961	$11,998	$11,870
9/19	$11,967	$11,946	$11,807
10/19	$12,041	$11,985	$11,842
11/19	$12,038	$11,982	$11,836
12/19	$12,124	$12,000	$11,828
1/20	$12,310	$12,216	$12,056
2/20	$12,337	$12,399	$12,273
3/20	$10,809	$12,156	$12,200
4/20	$11,163	$12,400	$12,417
5/20	$11,386	$12,516	$12,475
6/20	$11,727	$12,620	$12,554
7/20	$11,989	$12,842	$12,741
8/20	$12,121	$12,768	$12,638
9/20	$12,140	$12,745	$12,632
10/20	$12,105	$12,699	$12,575
11/20	$12,514	$12,865	$12,698
12/20	$12,697	$12,909	$12,716
1/21	$12,780	$12,828	$12,625
2/21	$12,742	$12,663	$12,443
3/21	$12,651	$12,515	$12,287
4/21	$12,715	$12,621	$12,384
5/21	$12,802	$12,669	$12,425
6/21	$12,917	$12,761	$12,512
7/21	$13,040	$12,889	$12,652
8/21	$13,037	$12,881	$12,628
9/21	$12,969	$12,771	$12,518
10/21	$12,975	$12,760	$12,515
11/21	$12,981	$12,776	$12,552
12/21	$12,948	$12,767	$12,520
1/22	$12,733	$12,487	$12,250
2/22	$12,554	$12,317	$12,114
3/22	$12,224	$11,986	$11,777
4/22	$11,831	$11,539	$11,330
5/22	$11,783	$11,603	$11,403
6/22	$11,509	$11,371	$11,224
7/22	$11,752	$11,657	$11,498
8/22	$11,524	$11,354	$11,174
9/22	$11,067	$10,865	$10,691
10/22	$10,902	$10,745	$10,552
11/22	$11,219	$11,146	$10,940
12/22	$11,178	$11,108	$10,891
1/23	$11,574	$11,453	$11,226
2/23	$11,339	$11,171	$10,936
3/23	$11,478	$11,434	$11,214
4/23	$11,474	$11,503	$11,282
5/23	$11,351	$11,384	$11,159
6/23	$11,370	$11,366	$11,119
7/23	$11,390	$11,378	$11,111
8/23	$11,345	$11,309	$11,040
9/23	$11,086	$11,040	$10,760
10/23	$10,916	$10,874	$10,590
11/23	$11,405	$11,363	$11,069
12/23	$11,838	$11,794	$11,493
1/24	$11,881	$11,766	$11,462
2/24	$11,756	$11,625	$11,300
3/24	$11,882	$11,739	$11,404
4/24	$11,637	$11,465	$11,116
5/24	$11,834	$11,655	$11,304
6/24	$11,942	$11,761	$11,411
7/24	$12,222	$12,028	$11,678
8/24	$12,385	$12,205	$11,846
9/24	$12,749	$12,373	$12,004

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C	13.19%	0.95%	2.46%
Class C with 1% Maximum Deferred Sales Charge	12.19%	0.95%	2.46%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECBAX-TSR-AR

Eaton Vance Total Return Bond Fund

Class I EIBAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,997	$1,009,792	$1,009,828
11/14	$1,019,411	$1,015,242	$1,016,991
12/14	$1,027,156	$1,013,408	$1,017,942
1/15	$1,048,500	$1,032,698	$1,039,288
2/15	$1,037,280	$1,026,679	$1,029,516
3/15	$1,042,298	$1,030,917	$1,034,297
4/15	$1,037,009	$1,029,721	$1,030,585
5/15	$1,036,260	$1,027,919	$1,028,104
6/15	$1,022,169	$1,016,447	$1,016,893
7/15	$1,016,772	$1,022,366	$1,023,962
8/15	$993,446	$1,019,354	$1,022,492
9/15	$975,272	$1,023,344	$1,029,408
10/15	$998,738	$1,026,615	$1,029,579
11/15	$990,035	$1,022,871	$1,026,859
12/15	$965,709	$1,017,761	$1,023,541
1/16	$950,274	$1,028,996	$1,037,626
2/16	$951,967	$1,036,306	$1,044,987
3/16	$1,002,498	$1,049,006	$1,054,574
4/16	$1,036,623	$1,056,153	$1,058,622
5/16	$1,022,982	$1,056,978	$1,058,894
6/16	$1,049,757	$1,075,586	$1,077,920
7/16	$1,070,806	$1,084,449	$1,084,735
8/16	$1,083,510	$1,085,619	$1,083,494
9/16	$1,086,440	$1,085,877	$1,082,859
10/16	$1,086,463	$1,078,673	$1,074,577
11/16	$1,068,833	$1,054,427	$1,049,159
12/16	$1,078,513	$1,057,560	$1,050,639
1/17	$1,098,073	$1,061,291	$1,052,700
2/17	$1,107,693	$1,069,479	$1,059,775
3/17	$1,113,446	$1,069,121	$1,059,220
4/17	$1,122,748	$1,077,992	$1,067,394
5/17	$1,127,741	$1,086,309	$1,075,610
6/17	$1,130,307	$1,085,388	$1,074,527
7/17	$1,142,383	$1,090,794	$1,079,151
8/17	$1,149,565	$1,100,205	$1,088,831
9/17	$1,154,685	$1,096,333	$1,083,645
10/17	$1,156,107	$1,097,650	$1,084,272
11/17	$1,157,654	$1,095,989	$1,082,881
12/17	$1,161,648	$1,100,820	$1,087,851
1/18	$1,170,783	$1,090,227	$1,075,322
2/18	$1,159,191	$1,079,889	$1,065,128
3/18	$1,161,117	$1,085,336	$1,071,959
4/18	$1,157,255	$1,078,094	$1,063,986
5/18	$1,154,062	$1,083,973	$1,071,580
6/18	$1,150,227	$1,082,401	$1,070,262
7/18	$1,164,448	$1,084,667	$1,070,516
8/18	$1,159,526	$1,090,010	$1,077,405
9/18	$1,163,306	$1,085,340	$1,070,467
10/18	$1,152,267	$1,076,261	$1,062,007
11/18	$1,151,590	$1,081,101	$1,068,347
12/18	$1,151,873	$1,098,015	$1,087,974
1/19	$1,179,232	$1,113,155	$1,099,528
2/19	$1,189,246	$1,114,368	$1,098,891
3/19	$1,204,966	$1,134,491	$1,119,992
4/19	$1,212,472	$1,136,079	$1,120,278
5/19	$1,217,928	$1,153,482	$1,140,165
6/19	$1,240,960	$1,169,797	$1,154,483
7/19	$1,250,271	$1,173,279	$1,157,023
8/19	$1,256,137	$1,199,827	$1,187,003
9/19	$1,257,801	$1,194,629	$1,180,681
10/19	$1,266,652	$1,198,489	$1,184,238
11/19	$1,267,401	$1,198,249	$1,183,635
12/19	$1,276,436	$1,200,035	$1,182,810
1/20	$1,298,158	$1,221,573	$1,205,572
2/20	$1,300,973	$1,239,864	$1,227,271
3/20	$1,141,843	$1,215,645	$1,220,049
4/20	$1,180,132	$1,239,996	$1,241,736
5/20	$1,203,651	$1,251,577	$1,247,518
6/20	$1,240,758	$1,262,020	$1,255,376
7/20	$1,270,631	$1,284,189	$1,274,128
8/20	$1,284,682	$1,276,784	$1,263,843
9/20	$1,287,684	$1,274,483	$1,263,150
10/20	$1,286,152	$1,269,928	$1,257,510
11/20	$1,330,684	$1,286,499	$1,269,849
12/20	$1,351,298	$1,290,942	$1,271,599
1/21	$1,360,164	$1,282,828	$1,262,482
2/21	$1,358,340	$1,266,275	$1,244,251
3/21	$1,349,765	$1,251,539	$1,228,714
4/21	$1,357,636	$1,262,063	$1,238,421
5/21	$1,368,134	$1,266,877	$1,242,467
6/21	$1,381,544	$1,276,113	$1,251,197
7/21	$1,394,746	$1,288,927	$1,265,186
8/21	$1,396,784	$1,288,066	$1,262,777
9/21	$1,390,655	$1,277,067	$1,251,844
10/21	$1,392,381	$1,276,023	$1,251,499
11/21	$1,394,258	$1,277,564	$1,255,202
12/21	$1,391,861	$1,276,703	$1,251,990
1/22	$1,369,896	$1,248,712	$1,225,017
2/22	$1,351,641	$1,231,687	$1,211,350
3/22	$1,317,232	$1,198,643	$1,177,697
4/22	$1,274,853	$1,153,936	$1,133,006
5/22	$1,270,757	$1,160,286	$1,140,311
6/22	$1,243,399	$1,137,100	$1,122,422
7/22	$1,270,654	$1,165,689	$1,149,848
8/22	$1,247,072	$1,135,386	$1,117,357
9/22	$1,197,444	$1,086,469	$1,069,080
10/22	$1,180,645	$1,074,548	$1,055,233
11/22	$1,217,078	$1,114,614	$1,094,040
12/22	$1,212,484	$1,110,828	$1,089,105
1/23	$1,257,815	$1,145,286	$1,122,610
2/23	$1,233,199	$1,117,145	$1,093,584
3/23	$1,248,170	$1,143,352	$1,121,364
4/23	$1,249,992	$1,150,337	$1,128,160
5/23	$1,237,599	$1,138,410	$1,115,876
6/23	$1,240,646	$1,136,641	$1,111,896
7/23	$1,243,892	$1,137,771	$1,111,121
8/23	$1,240,060	$1,130,920	$1,104,024
9/23	$1,212,743	$1,103,953	$1,075,969
10/23	$1,193,940	$1,087,351	$1,058,989
11/23	$1,249,686	$1,136,287	$1,106,947
12/23	$1,298,191	$1,179,403	$1,149,319
1/24	$1,304,072	$1,176,580	$1,146,163
2/24	$1,291,328	$1,162,474	$1,129,970
3/24	$1,306,229	$1,173,887	$1,140,404
4/24	$1,280,413	$1,146,456	$1,111,599
5/24	$1,303,168	$1,165,459	$1,130,444
6/24	$1,316,113	$1,176,114	$1,141,147
7/24	$1,346,857	$1,202,809	$1,167,800
8/24	$1,367,210	$1,220,515	$1,184,582
9/24	$1,386,430	$1,237,255	$1,200,442

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	14.32%	1.96%	3.32%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EIBAX-TSR-AR

Eaton Vance Total Return Bond Fund

Class R6 ERABX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.42%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,039,986	$5,048,962	$5,049,138
11/14	$5,097,054	$5,076,209	$5,084,956
12/14	$5,135,778	$5,067,038	$5,089,712
1/15	$5,242,500	$5,163,490	$5,196,439
2/15	$5,186,398	$5,133,397	$5,147,580
3/15	$5,211,491	$5,154,585	$5,171,483
4/15	$5,185,043	$5,148,604	$5,152,927
5/15	$5,181,301	$5,139,597	$5,140,518
6/15	$5,110,845	$5,082,236	$5,084,467
7/15	$5,083,862	$5,111,830	$5,119,810
8/15	$4,967,229	$5,096,768	$5,112,458
9/15	$4,876,358	$5,116,718	$5,147,040
10/15	$4,993,688	$5,133,074	$5,147,895
11/15	$4,950,175	$5,114,355	$5,134,295
12/15	$4,828,547	$5,088,805	$5,117,703
1/16	$4,751,371	$5,144,980	$5,188,129
2/16	$4,759,834	$5,181,528	$5,224,933
3/16	$5,012,492	$5,245,029	$5,272,871
4/16	$5,183,116	$5,280,765	$5,293,111
5/16	$5,114,912	$5,284,889	$5,294,468
6/16	$5,248,783	$5,377,929	$5,389,599
7/16	$5,354,031	$5,422,245	$5,423,673
8/16	$5,417,552	$5,428,094	$5,417,471
9/16	$5,432,200	$5,429,384	$5,414,297
10/16	$5,432,317	$5,393,365	$5,372,883
11/16	$5,344,164	$5,272,137	$5,245,795
12/16	$5,392,565	$5,287,798	$5,253,193
1/17	$5,490,366	$5,306,454	$5,263,501
2/17	$5,538,464	$5,347,397	$5,298,877
3/17	$5,567,231	$5,345,606	$5,296,098
4/17	$5,613,739	$5,389,960	$5,336,968
5/17	$5,638,706	$5,431,545	$5,378,048
6/17	$5,651,534	$5,426,940	$5,372,635
7/17	$5,711,916	$5,453,971	$5,395,754
8/17	$5,747,826	$5,501,026	$5,444,153
9/17	$5,773,423	$5,481,666	$5,418,223
10/17	$5,780,533	$5,488,248	$5,421,362
11/17	$5,788,269	$5,479,943	$5,414,403
12/17	$5,808,242	$5,504,100	$5,439,253
1/18	$5,853,915	$5,451,135	$5,376,610
2/18	$5,795,955	$5,399,447	$5,325,642
3/18	$5,805,584	$5,426,680	$5,359,795
4/18	$5,786,273	$5,390,471	$5,319,932
5/18	$5,770,312	$5,419,867	$5,357,900
6/18	$5,751,136	$5,412,007	$5,351,310
7/18	$5,822,241	$5,423,333	$5,352,582
8/18	$5,797,632	$5,450,052	$5,387,024
9/18	$5,816,528	$5,426,699	$5,352,334
10/18	$5,761,337	$5,381,303	$5,310,037
11/18	$5,757,948	$5,405,504	$5,341,736
12/18	$5,759,365	$5,490,077	$5,439,871
1/19	$5,896,162	$5,565,773	$5,497,639
2/19	$5,946,232	$5,571,839	$5,494,454
3/19	$6,024,831	$5,672,454	$5,599,958
4/19	$6,062,362	$5,680,394	$5,601,391
5/19	$6,089,641	$5,767,409	$5,700,825
6/19	$6,204,801	$5,848,985	$5,772,417
7/19	$6,251,355	$5,866,395	$5,785,114
8/19	$6,280,684	$5,999,137	$5,935,016
9/19	$6,289,007	$5,973,146	$5,903,406
10/19	$6,333,260	$5,992,444	$5,921,188
11/19	$6,337,005	$5,991,246	$5,918,173
12/19	$6,382,181	$6,000,174	$5,914,048
1/20	$6,490,792	$6,107,865	$6,027,861
2/20	$6,504,867	$6,199,319	$6,136,354
3/20	$5,709,215	$6,078,224	$6,100,243
4/20	$5,900,660	$6,199,980	$6,208,682
5/20	$6,018,257	$6,257,887	$6,237,589
6/20	$6,203,790	$6,310,102	$6,276,880
7/20	$6,353,153	$6,420,945	$6,370,638
8/20	$6,423,409	$6,383,919	$6,319,215
9/20	$6,438,419	$6,372,414	$6,315,751
10/20	$6,430,758	$6,349,638	$6,287,550
11/20	$6,653,422	$6,432,497	$6,349,245
12/20	$6,756,490	$6,454,709	$6,357,994
1/21	$6,800,819	$6,414,139	$6,312,408
2/21	$6,791,698	$6,331,377	$6,221,254
3/21	$6,748,826	$6,257,696	$6,143,571
4/21	$6,788,180	$6,310,316	$6,192,105
5/21	$6,840,671	$6,334,386	$6,212,335
6/21	$6,907,718	$6,380,565	$6,255,983
7/21	$6,973,728	$6,444,633	$6,325,931
8/21	$6,983,919	$6,440,332	$6,313,887
9/21	$6,953,277	$6,385,334	$6,259,222
10/21	$6,961,903	$6,380,115	$6,257,496
11/21	$6,971,290	$6,387,822	$6,276,009
12/21	$6,959,307	$6,383,515	$6,259,950
1/22	$6,849,481	$6,243,562	$6,125,085
2/22	$6,758,205	$6,158,437	$6,056,752
3/22	$6,586,160	$5,993,214	$5,888,485
4/22	$6,374,263	$5,769,682	$5,665,028
5/22	$6,353,787	$5,801,428	$5,701,554
6/22	$6,216,997	$5,685,501	$5,612,108
7/22	$6,353,271	$5,828,446	$5,749,238
8/22	$6,235,362	$5,676,928	$5,586,784
9/22	$5,987,220	$5,432,344	$5,345,399
10/22	$5,903,223	$5,372,739	$5,276,164
11/22	$6,085,388	$5,573,070	$5,470,198
12/22	$6,062,421	$5,554,141	$5,445,523
1/23	$6,289,076	$5,726,432	$5,613,049
2/23	$6,165,996	$5,585,724	$5,467,922
3/23	$6,240,852	$5,716,761	$5,606,821
4/23	$6,249,962	$5,751,684	$5,640,802
5/23	$6,187,994	$5,692,052	$5,579,381
6/23	$6,203,229	$5,683,206	$5,559,482
7/23	$6,213,671	$5,688,856	$5,555,606
8/23	$6,200,939	$5,654,598	$5,520,121
9/23	$6,064,653	$5,519,764	$5,379,845
10/23	$5,970,969	$5,436,756	$5,294,945
11/23	$6,243,869	$5,681,437	$5,534,733
12/23	$6,486,782	$5,897,014	$5,746,597
1/24	$6,522,791	$5,882,902	$5,730,816
2/24	$6,459,329	$5,812,368	$5,649,850
3/24	$6,534,163	$5,869,437	$5,702,020
4/24	$6,398,958	$5,732,278	$5,557,996
5/24	$6,513,092	$5,827,297	$5,652,222
6/24	$6,578,170	$5,880,568	$5,705,733
7/24	$6,738,755	$6,014,044	$5,839,002
8/24	$6,840,920	$6,102,576	$5,922,908
9/24	$6,937,113	$6,186,276	$6,002,211

Average Annual Total Returns (%)Footnote Reference1 ,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class R6	14.39%	1.98%	3.33%
Bloomberg U.S. Universal IndexFootnote Reference3	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[3]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ERABX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance AMT-Free Municipal Income Fund and Eaton Vance Total Return Bond Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 31 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended September 30, 2023 and September 30, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance AMT-Free Municipal Income Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$56,000	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$56,000	$58,400

Eaton Vance Total Return Bond Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$61,600	$73,367
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$61,600	$73,367

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, November 30, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/22	11/30/22	12/31/22	1/31/23	2/28/23	9/30/23	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24
Audit Fees	$816,633	$41,150	$130,600	$172,250	$27,150	$117,600	$828,300	$142,400	$166,600	$27,600	$131,767
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$44,100	$0	$16,150	$14,695	$1,650	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$5,566	$0	$0	$0	$0

Total	$860,733	$41,150	$146,750	$186,945	$28,800	$117,600	$833,866	$142,400	$166,600	$27,600	$131,767

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	10/31/22	11/30/22	12/31/22	1/31/23	2/28/23	9/30/23	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24
Registrant(1)	$44,100	$0	$16,150	$14,695	$1,650	$0	$5,566	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Total Return Bond Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Total Return Bond Fund

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments

Affiliated Investment Funds — 1.6%
Security	Shares	Value
Eaton Vance Floating-Rate Fund, Class R6	4,215,382	$ 35,324,903
Total Affiliated Investment Funds (identified cost $35,500,000)		$ 35,324,903

Asset-Backed Securities — 12.4%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,865,814
ACHV ABS Trust:
Series 2023-3PL, Class B, 7.17%, 8/19/30(1)	838	841,257
Series 2023-4CP, Class B, 7.24%, 11/25/30(1)	799	802,362
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(1)	500	473,345
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	5,106,865
Barings CLO Ltd., Series 2019-4A, Class D2R, 9.901%, (3 mo. SOFR + 4.60%), 7/15/37(1)(2)	2,500	2,504,783
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 9.622%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	3,000	3,071,775
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 9.808%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,001,281
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, 7.263%, (3 mo. SOFR + 1.962%), 1/15/35(1)(2)	3,000	3,004,539
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	8,000	7,844,319
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	2,500	2,534,813
Bryant Park Funding Ltd., Series 2024-22A, Class D, 9.613%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	3,000	3,006,438
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/39(1)	7,201	6,597,696
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,159	2,812,127
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(3)	2,800	1,973,281
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	4,076,045
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,722,940
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,927	1,814,144
Series 2023-A, Class B, 10.00%, 1/17/28(1)	2,477	2,426,108
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	922,146
Security	Principal Amount (000's omitted)	Value
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(1)	$1,000	$ 917,442
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,902	1,885,732
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	4,086	3,994,960
Dryden 77 CLO Ltd., Series 2020-77A, Class BR, 7.04%, (3 mo. SOFR + 1.912%), 5/20/34(1)(2)	1,200	1,202,014
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	2,500	2,507,430
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 9.689%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	1,000	1,002,936
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.082%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,500	2,561,038
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,016,437
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(1)	1,360	1,275,993
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,364,345
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,391	2,086,207
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,093	2,915,257
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	3,615	3,401,377
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	4,949	4,586,060
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	4,000	3,712,854
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	4,000	3,694,842
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(4)	2,285	2,141,795
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(4)	1,690	1,595,011
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,197	6,395,392
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	2,319	2,312,637
Series 2022-1, Class A2, 7.206%, 7/30/52(1)	1,965	2,028,694
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967%, to 15/12/26, 12/15/44(1)(5)	621	583,110
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.875%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	1,500	1,506,062
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	6,641	6,797,835
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,000	3,062,043
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	2,500	2,501,140
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	2,500	2,488,402
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	6,726	6,304,693
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,360	1,279,701

1
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	$7,500	$ 7,502,378
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	118	116,647
Series 2021-3, Class E, 2.102%, 2/26/29(1)	69	68,787
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(1)	4,797	3,126,600
Series 2020-3GS, Class C, 3.50%, 12/20/47(1)	3,969	2,542,774
Series 2021-1GS, Class C, 3.50%, 1/20/48(1)	1,467	980,797
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	425	404,857
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	295	277,986
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	5,708	5,235,505
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 8.429%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	2,500	2,506,660
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 9.426%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,001,042
Series 2019-22A, Class DRR, 8.176%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	2,000	2,002,774
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,328	1,208,699
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	128	123,393
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)	5,449	5,454,841
Series 2024-1, Class B, 6.09%, 8/15/49(1)	3,285	3,302,565
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,424	2,250,057
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	5,058	5,215,779
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	210	202,784
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,441	1,385,527
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 9.982%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,004,690
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 9.599%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,501,722
Series 2023-27A, Class DR, 8.674%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,015,734
Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	3,000	3,045,024
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	402	400,863
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	5,139	4,989,848
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	$187	$ 184,594
Series 2021-3, Class C, 3.27%, 5/15/29(1)	1,948	1,863,548
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	4,192,038
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,323	1,056,571
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 9.179%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,040,095
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,324	2,189,408
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	6,100	6,255,352
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.97%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	390	391,985
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 9.53%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	2,157	2,192,210
Series 2024-GT1, Class A, 8.055%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	2,800	2,837,795
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	2,693	2,369,262
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	865	868,820
Raptor Aircraft Finance I LLC, Series 2019-1, Class A, 4.213%, 8/23/44(1)	1,249	1,060,501
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	4,877	3,584,284
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	632	584,473
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	739	655,174
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,648	4,539,832
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,754	3,648,497
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,096	1,064,054
STAR Trust:
Series 2021-SFR1, Class G, 8.412%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	4,844	4,736,568
Series 2021-SFR1, Class H, 9.662%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,513,951
Series 2024-SFR4, Class D, 7.911%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	2,405	2,410,488
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	4,523	4,532,964
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	908	770,593
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,182	1,850,880
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)	1,615	1,303,010

2
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	$2,643	$ 1,533,059
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,507	3,320,813
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	7,878	6,503,988
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,662,525
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,835,367
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	2,581	2,680,491
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	5,000	4,652,922
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,380	1,275,091
Series 2020-A, Class C, 6.657%, 3/15/45(1)	389	366,097
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	1,902	2,028,529
Total Asset-Backed Securities (identified cost $285,586,479)		$ 283,947,679

Collateralized Mortgage Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(1)(4)	$2,000	$ 1,922,559
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	1,896	1,780,326
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(4)	2,500	2,355,199
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(4)	500	449,782
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(4)	700	599,135
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	5,143	5,359,091
Series 2024-2, Class A, 14.782%, 11/25/59(1)	3,732	3,906,691
Eagle RE Ltd., Series 2021-2, Class M1B, 7.33%, (30-day SOFR Average + 2.05%), 4/25/34(1)(2)	275	275,224
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	248	261,920
Series 5402, Class BZ, 6.00%, 4/25/54	1,175	1,261,444
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 8.68%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	$2,165	$ 2,442,473
Series 2021-DNA2, Class B2, 11.28%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	4,490	5,309,013
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.745%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,364	1,479,101
Series 2019-R03, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	954	1,018,887
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	7,310	7,636,443
Series 2019-R07, Class 1B1, 8.795%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	2,828	2,943,106
Series 2020-R02, Class 2B1, 8.395%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,612	1,657,369
Series 2021-R01, Class 1B2, 11.28%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	1,995	2,119,201
Series 2021-R02, Class 2B1, 8.58%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	584	604,067
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(4)	1,000	730,472
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,061,298
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,114,827
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,261,382
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,261,242
Series 2023-102, Class SG, 2.626%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(6)	1,544	1,666,509
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,906,719
Series 2023-133, Class S, 5.564%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	3,386	3,660,706
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,638,750
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,868,568
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,139,798
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,712,557
Home RE Ltd., Series 2021-2, Class B1, 9.43%, (30-day SOFR Average + 4.15%), 1/25/34(1)(2)	3,670	3,739,503
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.045%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	3,034	3,061,690
JPM Lending Facility, 11.96%, (SOFR + 7.00%), 7/15/29(2)	1,650	1,646,438
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	2,550	2,595,296
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	1,624	1,662,035
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	2,759	2,825,826

3
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust: (continued)
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(5)	$2,135	$ 2,171,288
MFA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(5)	1,312	1,320,894
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	3,425	3,476,001
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 7.33%, (30-day SOFR Average + 2.05%), 10/25/33(1)(2)	80	79,839
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,265	928,988
Total Collateralized Mortgage Obligations (identified cost $86,768,365)		$ 89,911,657

Commercial Mortgage-Backed Securities — 5.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$7,255	$ 2,938,538
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	7,215	1,591,182
BAMLL Trust:
Series 2024-BHP, Class A, 7.447%, (1 mo. SOFR + 2.35%), 8/15/39(1)(2)	5,864	5,898,223
Series 2024-BHP, Class C, 8.697%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,711,643
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.697%, 2/15/50(1)(4)	3,500	2,603,481
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	6,379	6,316,328
Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	474	469,759
Series 2022-CSMO, Class B, 8.237%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	4,135	4,163,044
Series 2022-CSMO, Class C, 8.985%, (1 mo. SOFR + 3.889%), 6/15/27(1)(2)	2,000	2,015,835
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	1,500	1,339,117
Series 2016-C7, Class D, 4.51%, 12/10/54(1)(4)	1,725	1,404,066
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	4,000	3,435,488
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(4)	2,970	2,745,981
Series 2013-CR13, Class C, 5.113%, 11/10/46(4)	237	226,648
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust: (continued)
Series 2015-CR22, Class D, 4.199%, 3/10/48(1)(4)	$2,324	$ 1,745,620
CSMC Trust:
Series 2016-NXSR, Class D, 4.57%, 12/15/49(1)(4)	2,000	1,512,767
Series 2021-BPNY, Class A, 8.926%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	5,213	4,772,547
Series 2022-CNTR, Class A, 9.041%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	3,745	3,197,294
Extended Stay America Trust:
Series 2021-ESH, Class C, 6.912%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	2,830	2,827,183
Series 2021-ESH, Class D, 7.462%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	8,411	8,439,821
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.645%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,777	2,797,323
Series 2020-01, Class M10, 9.145%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	7,008	7,108,944
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	2,143	2,250,497
GWT Trust, Series 2024-WLF2, Class D, 8.036%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	5,387	5,417,248
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 7.637%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	2,095	2,100,349
Series 2024-DPLO, Class D, 8.436%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	2,720	2,735,497
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 7.437%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	4,370	4,375,518
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.649%, 9/15/47(1)(4)	515	311,597
Series 2014-C23, Class D, 4.214%, 9/15/47(1)(4)	3,000	2,603,313
Series 2014-C25, Class D, 4.123%, 11/15/47(1)(4)	2,600	1,275,147
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.05%, 12/15/46(1)(4)	1,119	989,067
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	174,273
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.873%, 5/15/49(4)(7)	4,199	3,964,000
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	3,048	2,603,378
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(7)	5,000	3,521,904
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(2)	3,219	1,431,680
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	2,011	2,022,931

4
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
SHR Trust, Series 2024-LXRY, Class A, (1 mo. SOFR + 1.95%), 10/15/41(1)(8)	$7,500	$ 7,515,966
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.283%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	2,000	2,011,136
TX Trust, Series 2024-HOU, Class E, 9.484%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	5,596	5,574,627
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.061%, 4/10/46(1)(4)	1,699	1,476,348
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,764,565
Series 2015-NXS1, Class C, 3.848%, 5/15/48(4)	1,000	964,979
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,843,800
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,406,365
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,311,135
Total Commercial Mortgage-Backed Securities (identified cost $150,948,283)		$ 135,906,152

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 0.0%(9)
Ford Motor Co., 0.00%, 3/15/26	$500	$ 491,250
		$ 491,250
Banks — 0.0%(9)
Barclays Bank PLC, 1.00%, 2/16/29	$500	$ 521,590
		$ 521,590
Biotechnology — 0.0%(9)
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$600	$ 572,550
		$ 572,550
Commercial Services — 0.0%(9)
Global Payments, Inc., 1.50%, 3/1/31(1)	$600	$ 576,000
		$ 576,000
Healthcare Products — 0.1%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$600	$ 609,807
		$ 609,807
Security	Principal Amount (000's omitted)	Value
Media — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 662,345
		$ 662,345
Oil and Gas — 0.0%(9)
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$500	$ 471,854
		$ 471,854
Pharmaceuticals — 0.0%(9)
Jazz Investments I Ltd., 2.00%, 6/15/26	$500	$ 500,125
		$ 500,125
Semiconductors — 0.0%(9)
ON Semiconductor Corp., 0.50%, 3/1/29	$600	$ 608,850
		$ 608,850
Software — 0.0%(9)
Akamai Technologies, Inc., 1.125%, 2/15/29	$200	$ 203,700
		$ 203,700
Total Convertible Bonds (identified cost $5,200,193)		$ 5,218,071

Corporate Bonds — 25.7%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	$3,775	$ 3,950,673
		$ 3,950,673
Aerospace & Defense — 0.4%
Boeing Co., 6.528%, 5/1/34(1)	$8,743	$ 9,386,855
		$ 9,386,855
Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$1,531	$ 1,528,138

5
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Airlines (continued)
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 4/29/26	$3,278	$ 3,274,233
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	4,970	4,274,299
		$ 9,076,670
Apparel — 0.2%
Tapestry, Inc.:
7.00%, 11/27/26	$418	$ 432,630
7.35%, 11/27/28	4,579	4,813,866
		$ 5,246,496
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	$3,639	$ 3,638,427
5.303%, 9/6/29	2,908	2,895,835
7.122%, 11/7/33	3,691	3,991,666
7.20%, 6/10/30	2,303	2,482,435
7.35%, 3/6/30	5,097	5,521,769
General Motors Financial Co., Inc., 5.95%, 4/4/34	3,533	3,657,820
Hyundai Capital America:
5.40%, 6/24/31(1)	547	567,555
5.70%, 6/26/30(1)	2,036	2,140,285
6.20%, 9/21/30(1)	975	1,052,070
		$ 25,947,862
Banks — 6.0%
African Export-Import Bank, 3.994%, 9/21/29(10)	$2,200	$ 2,047,650
Banco Santander SA:
6.35%, 3/14/34	7,200	7,713,256
9.625% to 11/21/28(11)(12)	3,000	3,341,406
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(12)	11,906	12,524,971
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(1)(12)	2,900	3,011,215
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(12)	7,660	8,225,751
Barclays PLC, 5.088% to 6/20/29, 6/20/30(12)	3,250	3,261,504
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(12)	7,145	6,801,397
8.125% to 1/8/34, 1/8/39(1)(12)	4,440	4,709,455
8.45% to 6/29/33, 6/29/38(1)(12)	2,261	2,467,049
BNP Paribas SA, 7.75% to 8/16/29(1)(11)(12)	8,000	8,447,528
Brookfield Finance, Inc., 5.675%, 1/15/35	7,277	7,641,587
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(12)	1,389	1,442,907
Security	Principal Amount (000's omitted)	Value
Banks (continued)
CaixaBank SA: (continued)
6.84% to 9/13/33, 9/13/34(1)(12)	$4,481	$ 5,002,265
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(12)	7,183	7,669,058
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(12)	4,683	5,440,220
KeyBank NA, 5.00%, 1/26/33	2,443	2,421,704
KeyCorp, 6.277%, (SOFR + 1.25%), 5/23/25(2)	1,630	1,632,673
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(12)	7,442	7,628,988
8.50% to 3/25/34(1)(11)(12)	5,261	5,368,298
Synchrony Bank, 5.40%, 8/22/25	1,200	1,202,848
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,724	4,751,197
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(12)	3,393	3,222,524
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(12)	4,577	4,921,703
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(12)	3,834	4,065,654
UBS Group AG:
4.375% to 2/10/31(1)(11)(12)	3,315	2,894,631
9.25% to 11/13/28(1)(11)(12)	4,910	5,440,776
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(12)	5,038	5,070,584
		$ 138,368,799
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$4,410	$ 4,712,125
		$ 4,712,125
Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$4,910	$ 4,620,621
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	1,785	1,737,706
5.95%, 10/15/33(1)	3,750	3,952,256
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	2,340	2,329,417
		$ 12,640,000
Computers — 0.7%
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	$2,991	$ 2,629,843
6.35%, 2/20/34	7,070	7,561,380

6
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Computers (continued)
McAfee Corp., 7.375%, 2/15/30(1)	$3,000	$ 2,929,013
Seagate HDD Cayman, 9.625%, 12/1/32	3,020	3,509,134
		$ 16,629,370
Diversified Financial Services — 5.2%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	$4,899	$ 5,039,606
Ally Financial, Inc.:
2.20%, 11/2/28	6,745	6,071,510
Series B, 4.70% to 5/15/26(11)(12)	11,460	10,022,518
6.848% to 1/3/29, 1/3/30(12)	1,151	1,215,855
Alpha Holding SA de CV, 9.00%, 2/10/25(1)(13)	2,946	16,115
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(11)(12)	1,431	1,395,225
Antares Holdings LP, 6.50%, 2/8/29(1)	3,770	3,831,792
Apollo Debt Solutions BDC:
6.70%, 7/29/31(1)	4,533	4,671,900
6.90%, 4/13/29(1)	5,273	5,483,506
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)	3,645	3,746,554
Blue Owl Credit Income Corp., 6.65%, 3/15/31	5,075	5,186,065
CI Financial Corp., 3.20%, 12/17/30	7,789	6,602,985
Enact Holdings, Inc., 6.25%, 5/28/29	9,825	10,206,651
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	16,200	16,590,465
Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,823	9,449,035
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	7,336	7,025,485
6.00%, 5/20/34	2,312	2,417,844
Nuveen LLC, 5.85%, 4/15/34(1)	4,063	4,304,808
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,745	6,217,743
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,672,699
Synchrony Financial, 4.875%, 6/13/25	563	561,949
TPG Operating Group II LP, 5.875%, 3/5/34	6,590	7,032,199
		$ 119,762,509
Electric — 0.3%
Cometa Energia SA de CV, 6.375%, 4/24/35(10)	$1,835	$ 1,864,068
Edison International, Series B, 5.00% to 12/15/26(11)(12)	2,996	2,934,853
Minejesa Capital BV, 4.625%, 8/10/30(10)	1,805	1,782,738
		$ 6,581,659
Security	Principal Amount (000's omitted)	Value
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(13)	$3,339	$ 144,829
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	4,319	4,137,248
		$ 4,282,077
Engineering and Construction — 0.2%
Artera Services LLC, 8.50%, 2/15/31(1)	$4,050	$ 4,013,160
		$ 4,013,160
Entertainment — 0.6%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$16,707	$ 14,846,839
		$ 14,846,839
Environmental Control — 0.2%
Reworld Holding Corp., 4.875%, 12/1/29(1)	$3,760	$ 3,542,598
		$ 3,542,598
Foods — 0.5%
Kroger Co.:
4.90%, 9/15/31	$4,590	$ 4,621,224
5.00%, 9/15/34	2,493	2,514,767
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,300	4,316,490
		$ 11,452,481
Healthcare Services — 0.4%
Centene Corp.:
2.50%, 3/1/31	$3,824	$ 3,290,076
3.375%, 2/15/30	990	913,049
LifePoint Health, Inc., 10.00%, 6/1/32(1)	3,600	3,962,221
		$ 8,165,346
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(10)	$2,250	$ 2,082,375
		$ 2,082,375
Insurance — 2.2%
American National Group, Inc.:
5.75%, 10/1/29(14)	$4,290	$ 4,317,725
6.144%, 6/13/32(1)	3,300	3,284,799
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(12)	2,860	3,754,373
Athene Global Funding, 2.646%, 10/4/31(1)	1,826	1,568,128
Essent Group Ltd., 6.25%, 7/1/29	8,639	9,016,842
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	5,247	4,613,592

7
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Global Atlantic Fin Co.: (continued)
6.75%, 3/15/54(1)	$7,800	$ 8,307,087
7.95% to 7/15/29, 10/15/54(1)(12)	5,684	5,947,351
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(12)	11,269	10,663,524
		$ 51,473,421
Leisure Time — 0.1%
NCL Corp. Ltd., 5.875%, 3/15/26(1)	$2,550	$ 2,551,751
NCL Finance Ltd., 6.125%, 3/15/28(1)	800	816,567
		$ 3,368,318
Lodging — 0.2%
Las Vegas Sands Corp., 6.00%, 8/15/29	$3,596	$ 3,738,792
		$ 3,738,792
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$13,334	$ 10,214,747
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	5,200	5,222,968
		$ 15,437,715
Mining — 0.3%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$3,250	$ 3,237,525
Nexa Resources SA, 6.75%, 4/9/34(1)	2,687	2,856,748
		$ 6,094,273
Miscellaneous Manufacturing — 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$3,970	$ 4,272,780
		$ 4,272,780
Oil and Gas — 0.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	$2,740	$ 2,774,088
Petroleos Mexicanos, 6.84%, 1/23/30	8,155	7,557,004
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	1,964	1,967,437
6.45%, 3/5/34(1)	1,639	1,735,768
6.95%, 3/5/54(1)	1,060	1,132,037
		$ 15,166,334
Security	Principal Amount (000's omitted)	Value
Packaging & Containers — 0.1%
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	$2,874	$ 2,865,333
		$ 2,865,333
Pipelines — 0.3%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(12)	$5,500	$ 5,839,807
		$ 5,839,807
Real Estate Investment Trusts (REITs) — 1.4%
American Assets Trust LP, 3.375%, 2/1/31	$3,290	$ 2,862,660
COPT Defense Properties LP, 2.90%, 12/1/33	3,876	3,248,467
EPR Properties:
3.60%, 11/15/31	2,705	2,413,726
3.75%, 8/15/29	2,990	2,797,615
4.50%, 6/1/27	805	793,471
4.95%, 4/15/28	3,759	3,726,964
Kite Realty Group LP, 5.50%, 3/1/34	2,624	2,704,985
Newmark Group, Inc., 7.50%, 1/12/29	6,625	7,162,615
VICI Properties LP, 5.75%, 4/1/34	5,255	5,508,112
		$ 31,218,615
Retail — 0.8%
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	$2,958	$ 2,770,522
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,811	2,617,824
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	5,300	5,086,135
7.75%, 2/15/29(1)	2,200	2,173,909
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	5,505	5,172,968
		$ 17,821,358
Software — 0.8%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	$5,200	$ 5,296,045
Concentrix Corp., 6.60%, 8/2/28	8,433	8,801,519
Playtika Holding Corp., 4.25%, 3/15/29(1)	5,450	5,006,350
		$ 19,103,914
Telecommunications — 0.1%
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	$1,360	$ 1,094,381
SES SA, 5.30%, 4/4/43(1)	810	625,475
		$ 1,719,856
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	$4,590	$ 4,404,849

8
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Seaspan Corp., 5.50%, 8/1/29(1)	$4,657	$ 4,439,701
		$ 8,844,550
Total Corporate Bonds (identified cost $571,401,942)		$ 587,652,960

Preferred Stocks — 0.2%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,768,103
Series A2, 6.375%	74,772	1,218,784
		$ 3,986,887
Wireless Telecommunication Services — 0.0%(9)
U.S. Cellular Corp., 5.50%	16,450	$ 366,341
		$ 366,341
Total Preferred Stocks (identified cost $6,956,400)		$ 4,353,228

Senior Floating-Rate Loans — 2.0%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	$2,513	$ 2,518,196
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	969	970,952
		$ 3,489,148
Building Products — 0.0%(9)
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28	$1,174	$ 1,178,270
		$ 1,178,270
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(16)	$1,659	$ 1,662,826
Term Loan, 11/30/28(16)	91	90,865
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 7.445%, (SOFR + 2.25%), 10/13/30	$1,446	$ 1,446,540
		$ 3,200,231
Engineering & Construction — 0.1%
APi Group DE, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 1/3/29	$1,750	$ 1,751,407
		$ 1,751,407
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 6.845%, (SOFR + 2.00%), 5/19/31	$1,750	$ 1,743,437
		$ 1,743,437
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	$3,483	$ 3,487,689
		$ 3,487,689
Insurance — 0.5%
AmWINS Group, Inc., Term Loan, 2/19/28(16)	$3,482	$ 3,480,471
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30	3,483	3,481,436
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	3,483	3,476,280
		$ 10,438,187
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(16)	$3,500	$ 3,499,272
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	2,992	2,990,554
		$ 6,489,826
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	$1,746	$ 1,751,686
		$ 1,751,686
Paper & Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(17)	$584	$ 598,219
DIP Loan, 13.016%, (SOFR + 8.00%), 12/13/24	233	276,251
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	350	414,376
		$ 1,288,846

9
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 12/1/28(16)	$1,746	$ 1,746,824
		$ 1,746,824
Software — 0.3%
Epicor Software Corp.:
Term Loan, 5/30/31(16)	$1,566	$ 1,569,010
Term Loan, 5/30/31(16)	184	184,089
McAfee LLC, Term Loan, 8.451%, (SOFR + 3.25%), 3/1/29	998	995,084
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30	3,472	3,488,416
		$ 6,236,599
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(16)	$1,750	$ 1,752,733
		$ 1,752,733
Total Senior Floating-Rate Loans (identified cost $44,631,840)		$ 44,554,883

Sovereign Government Bonds — 0.8%
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 0.1%
Dominican Republic International Bonds:
11.25%, 9/15/35(10)	DOP	166,000	$ 3,037,799
13.625%, 2/3/33(10)	DOP	16,600	335,526
			$ 3,373,325
Mexico — 0.4%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 4,529,406
Mexico Udibonos, 4.00%, 11/30/28	MXN	86,524	4,255,557
			$ 8,784,963
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 3,113,440
			$ 3,113,440
Security	Principal Amount (000's omitted)		Value
Uruguay — 0.2%
Uruguay Government International Bonds, 9.75%, 7/20/33	UYU	148,900	$ 3,531,501
			$ 3,531,501
Total Sovereign Government Bonds (identified cost $19,661,572)			$ 18,803,229

U.S. Government Agency Mortgage-Backed Securities — 31.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 4/1/51	$976	$ 824,359
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(18)	17,053	16,769,603
5.00%, 30-Year, TBA(18)	320,619	320,418,451
5.50%, 30-Year, TBA(18)	369,057	373,425,140
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $714,166,132)		$ 711,437,553

U.S. Treasury Obligations — 23.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$7,264	$ 5,659,933
2.875%, 5/15/43	9,503	7,892,687
2.875%, 5/15/52	5,953	4,663,803
3.625%, 5/15/53	8,400	7,646,625
3.875%, 2/15/43	4,455	4,299,075
3.875%, 5/15/43	3,760	3,621,203
4.00%, 11/15/52	6,082	5,919,972
4.25%, 2/15/54	8,950	9,123,406
4.75%, 11/15/43	3,380	3,647,099
5.375%, 2/15/31	9,075	9,999,161
6.25%, 5/15/30	5,520	6,260,672
U.S. Treasury Notes:
0.375%, 12/31/25	49,330	47,270,087
0.50%, 2/28/26	8,180	7,814,297
1.375%, 10/31/28	4,000	3,667,578
3.50%, 1/31/28	7,543	7,527,531
3.50%, 4/30/28	15,393	15,358,426
3.625%, 3/31/28	5,750	5,762,578
4.00%, 2/29/28	6,228	6,314,000

10
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.00%, 1/31/29	$69,094	$ 70,273,456
4.00%, 1/31/31	3,000	3,059,766
4.00%, 2/15/34	29,225	29,734,154
4.125%, 7/31/28	9,050	9,227,465
4.125%, 3/31/29	60,298	61,678,259
4.125%, 3/31/31	9,800	10,068,160
4.25%, 1/31/26	80,320	80,760,819
4.25%, 2/28/29	7,450	7,658,367
4.50%, 3/31/26	62,995	63,664,322
4.50%, 5/31/29	2,700	2,808,475
4.50%, 11/15/33	12,203	12,889,895
4.625%, 9/15/26	11,412	11,618,397
4.875%, 5/31/26	6,500	6,620,225
Total U.S. Treasury Obligations (identified cost $522,944,803)		$ 532,509,893

Short-Term Investments — 23.7%
Affiliated Fund – 13.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(19)	313,416,827	$ 313,416,827
Total Affiliated Fund (identified cost $313,416,827)		$ 313,416,827

U.S. Treasury Obligations –10.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$114,194	$ 113,644,697
0.00%, 11/14/24	114,411	113,762,302
0.00%, 12/5/24	487	482,537
Total U.S. Treasury Obligations (identified cost $227,784,515)		$ 227,889,536
Security	Principal Amount (000's omitted)	Value
Total Short-Term Investments (identified cost $541,201,342)		$ 541,306,363
Total Investments — 130.8% (identified cost $2,984,967,351)		$2,990,926,571
Less Unfunded Loan Commitments — (0.0)%(9)		$ (350,177)
Net Investments — 130.8% (identified cost $2,984,617,174)		$2,990,576,394
Other Assets, Less Liabilities — (30.8)%		$ (704,123,492)
Net Assets — 100.0%		$2,286,452,902
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $774,234,269 or 33.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	Principal Amount is denominated in Canadian dollars.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2024.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 10).
(8)	When-issued, variable rate security whose interest rate will be determined after September 30, 2024
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $14,904,529 or 0.7% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.

11
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

(14)	When-issued security.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $358,931. See Note 1G for description.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	43,473,357	USD	7,852,095	BNP Paribas	10/22/24	$109,803	$ —
USD	5,205,865	CAD	7,139,531	UBS AG	10/22/24	—	(75,701)
USD	3,178,056	EUR	2,907,464	UBS AG	10/22/24	—	(61,051)
						$109,803	$(136,752)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,210	Long	12/31/24	$460,215,235	$ 746,587
U.S. 5-Year Treasury Note	2,910	Long	12/31/24	319,758,986	113,377
U.S. 10-Year Treasury Note	65	Long	12/19/24	7,428,281	14,901
U.S. Long Treasury Bond	974	Long	12/19/24	120,958,625	(548,494)
U.S. Ultra 10-Year Treasury Note	186	Long	12/19/24	22,003,219	(103,293)
U.S. Ultra-Long Treasury Bond	275	Long	12/19/24	36,600,781	(202,212)
					$20,866
12
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$670	7.85% (pays annually)	7.78%	3/18/28	$4,544	$ —	$4,544
Total		$670				$4,544	$ —	$4,544
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $670,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DOP	– Dominican Peso
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
UYU	– Uruguayan Peso
13
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Unaffiliated investments, at value (identified cost $2,624,441,348)	$2,631,745,382
Affiliated investments, at value (identified cost $360,175,826)	358,831,012
Cash	852,176
Deposits for forward purchase commitments	1,210,000
Deposits for derivatives collateral:
Futures contracts	12,054,400
Foreign currency, at value (identified cost $6,900)	6,929
Interest and dividends receivable	16,410,302
Interest and dividends receivable from affiliated investments	1,058,329
Receivable for investments sold	85,050,567
Receivable for Fund shares sold	6,389,640
Receivable for open forward foreign currency exchange contracts	109,803
Receivable for open swap contracts	4,544
Tax reclaims receivable	36,265
Receivable from affiliates	554,812
Trustees' deferred compensation plan	21,940
Total assets	$3,114,336,101
Liabilities
Payable for investments purchased	$45,851,180
Payable for when-issued securities/forward purchase commitments	772,272,734
Payable for Fund shares redeemed	5,127,685
Payable for variation margin on open futures contracts	2,935,913
Payable for open forward foreign currency exchange contracts	136,752
Distributions payable	25,575
Payable to affiliates:
Investment adviser fee	760,684
Distribution and service fees	54,863
Trustees' deferred compensation plan	21,940
Accrued expenses	695,873
Total liabilities	$827,883,199
Net Assets	$2,286,452,902
Sources of Net Assets
Paid-in capital	$2,342,160,207
Accumulated loss	(55,707,305)
Net Assets	$2,286,452,902
Class A Shares
Net Assets	$120,364,975
Shares Outstanding	11,334,702
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.62
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.98
Class C Shares
Net Assets	$39,297,060
Shares Outstanding	3,702,607
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.61
14
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class I Shares
Net Assets	$2,021,617,229
Shares Outstanding	190,527,069
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.61
Class R6 Shares
Net Assets	$105,173,638
Shares Outstanding	9,916,873
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.61
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $42,368)	$517,524
Dividend income from affiliated investments	6,121,730
Interest income	84,920,034
Interest income from affiliated investments	846,874
Other income	114,251
Total investment income	$92,520,413
Expenses
Investment adviser fee	$6,756,135
Distribution and service fees:
Class A	244,741
Class C	328,903
Trustees’ fees and expenses	94,824
Custodian fee	372,299
Transfer and dividend disbursing agent fees	1,117,826
Legal and accounting services	215,702
Printing and postage	128,030
Registration fees	247,547
Miscellaneous	231,188
Total expenses	$9,737,195
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,853,295
Total expense reductions	$1,853,295
Net expenses	$7,883,900
Net investment income	$84,636,513
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$10,870,759
Investment transactions - affiliated investments	(201,161)
Futures contracts	11,520,746
Swap contracts	(4,297)
Foreign currency transactions	157,079
Forward foreign currency exchange contracts	(1,259,172)
Net realized gain	$21,083,954
Change in unrealized appreciation (depreciation):
Investments	$95,919,938
Investments - affiliated investments	839,492
Futures contracts	1,841,582
Swap contracts	4,544
Foreign currency	7,278
Forward foreign currency exchange contracts	177,292
Net change in unrealized appreciation (depreciation)	$98,790,126
Net realized and unrealized gain	$119,874,080
Net increase in net assets from operations	$204,510,593
16
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$84,636,513	$43,226,016
Net realized gain (loss)	21,083,954	(59,601,652)
Net change in unrealized appreciation (depreciation)	98,790,126	15,913,131
Net increase (decrease) in net assets from operations	$204,510,593	$(462,505)
Distributions to shareholders:
Class A	$(5,302,124)	$(4,282,150)
Class C	(1,534,389)	(1,256,979)
Class I	(76,657,891)	(39,402,038)
Class R6	(2,453,069)	(713)(1)
Total distributions to shareholders	$(85,947,473)	$(44,941,880)
Transactions in shares of beneficial interest:
Class A	$25,876,463	$3,949,587
Class C	7,319,904	41,155
Class I	950,784,874	483,872,938
Class R6	101,717,947	50,713(1)
Net increase in net assets from Fund share transactions	$1,085,699,188	$487,914,393
Net increase in net assets	$1,204,262,308	$442,510,008
Net Assets
At beginning of year	$1,082,190,594	$639,680,586
At end of year	$2,286,452,902	$1,082,190,594
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
17
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.83	$10.23	$12.34	$11.82	$11.99
Income (Loss) From Operations
Net investment income(1)	$0.54	$0.48	$0.33	$0.33	$0.40
Net realized and unrealized gain (loss)	0.80	(0.38)	(2.02)	0.57	(0.15)
Total income (loss) from operations	$1.34	$0.10	$(1.69)	$0.90	$0.25
Less Distributions
From net investment income	$(0.55)	$(0.50)	$(0.35)	$(0.32)	$(0.41)
From net realized gain	—	—	(0.07)	(0.06)	(0.01)
Total distributions	$(0.55)	$(0.50)	$(0.42)	$(0.38)	$(0.42)
Net asset value — End of year	$10.62	$9.83	$10.23	$12.34	$11.82
Total Return(2)	14.03%	1.03%	(14.10)%	7.72%	2.21%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,365	$86,929	$86,430	$107,380	$136,688
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.85%	0.86%	0.84%	0.82%	0.85%
Net expenses	0.73%(4)	0.74%(4)	0.74%(4)	0.74%	0.74%
Net investment income	5.32%	4.73%	2.84%	2.70%	3.38%
Portfolio Turnover	372%(5)	190%(5)	118%(5)	85%(5)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.82	$10.22	$12.33	$11.82	$11.99
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.41	$0.24	$0.24	$0.31
Net realized and unrealized gain (loss)	0.80	(0.38)	(2.02)	0.56	(0.14)
Total income (loss) from operations	$1.27	$0.03	$(1.78)	$0.80	$0.17
Less Distributions
From net investment income	$(0.48)	$(0.43)	$(0.26)	$(0.23)	$(0.33)
From net realized gain	—	—	(0.07)	(0.06)	(0.01)
Total distributions	$(0.48)	$(0.43)	$(0.33)	$(0.29)	$(0.34)
Net asset value — End of year	$10.61	$9.82	$10.22	$12.33	$11.82
Total Return(2)	13.19%	0.17%	(14.67)%	6.83%	1.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,297	$29,457	$30,639	$48,423	$54,189
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.60%	1.61%	1.59%	1.57%	1.60%
Net expenses	1.48%(4)	1.49%(4)	1.49%(4)	1.49%	1.49%
Net investment income	4.58%	3.97%	2.05%	1.95%	2.63%
Portfolio Turnover	372%(5)	190%(5)	118%(5)	85%(5)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.82	$10.22	$12.33	$11.81	$11.99
Income (Loss) From Operations
Net investment income(1)	$0.57	$0.52	$0.35	$0.36	$0.42
Net realized and unrealized gain (loss)	0.80	(0.39)	(2.02)	0.57	(0.15)
Total income (loss) from operations	$1.37	$0.13	$(1.67)	$0.93	$0.27
Less Distributions
From net investment income	$(0.58)	$(0.53)	$(0.37)	$(0.35)	$(0.44)
From net realized gain	—	—	(0.07)	(0.06)	(0.01)
Total distributions	$(0.58)	$(0.53)	$(0.44)	$(0.41)	$(0.45)
Net asset value — End of year	$10.61	$9.82	$10.22	$12.33	$11.81
Total Return(2)	14.32%	1.28%	(13.89)%	8.00%	2.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,021,617	$965,756	$522,611	$630,403	$531,191
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%	0.61%	0.59%	0.57%	0.60%
Net expenses	0.48%(4)	0.49%(4)	0.49%(4)	0.49%	0.49%
Net investment income	5.55%	5.04%	3.07%	2.92%	3.62%
Portfolio Turnover	372%(5)	190%(5)	118%(5)	85%(5)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30, 2024	Period Ended September 30, 2023(1)
Net asset value — Beginning of period	$9.82	$10.19
Income (Loss) From Operations
Net investment income(2)	$0.57	$0.12
Net realized and unrealized gain (loss)	0.80	(0.34)
Total income (loss) from operations	$1.37	$(0.22)
Less Distributions
From net investment income	$(0.58)	$(0.15)
Total distributions	$(0.58)	$(0.15)
Net asset value — End of period	$10.61	$9.82
Total Return(3)	14.39%	(2.23)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,174	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.54%	0.55%(6)
Net expenses	0.42%(7)	0.43%(6)(7)
Net investment income	5.50%	4.92%(6)
Portfolio Turnover	372%(8)	190%(4)(8)(9)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
21
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
22

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the
23

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses.
Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
M  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
N  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
24

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$85,947,473	$44,941,880
During the year ended September 30, 2024, accumulated loss was decreased by $668,961 and paid-in capital was decreased by $668,961 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(56,847,287)
Late year ordinary losses	(1,336,053)
Net unrealized appreciation	2,501,610
Distributions payable	(25,575)
Accumulated loss	$(55,707,305)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $56,847,287 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $30,920,391 are short-term and $25,926,896 are long-term.
Additionally, at September 30, 2024, the Fund had a late year ordinary loss of $1,336,053 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,988,074,324
Gross unrealized appreciation	$45,170,556
Gross unrealized depreciation	(42,668,486)
Net unrealized appreciation	$2,502,070
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
Over $5 billion	0.400%
25

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

For the year ended September 30, 2024, the investment adviser fee amounted to $6,756,135 or 0.44% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended September 30, 2024, the investment adviser fee paid was reduced by $276,504 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.43% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $1,576,791 of the Fund’s operating expenses for the year ended September 30, 2024.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, EVM earned $10,169 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,113 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 amounted to $244,741 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2024, the Fund paid or accrued to EVD $246,677 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to $82,226 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Fund was informed that EVD received $1,693 and $4,499 of CDSCs paid by Class A and Class C shareholders, respectively.
26

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the year ended September 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$1,649,420,362	$1,251,743,215
U.S. Government and Agency Securities	5,660,245,901	4,823,653,134
	$7,309,666,263	$6,075,396,349
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Sales	4,481,746	$ 46,160,619	2,335,544	$ 23,857,818
Issued to shareholders electing to receive payments of distributions in Fund shares	504,133	5,164,011	410,809	4,199,476
Redemptions	(2,493,912)	(25,448,167)	(2,356,311)	(24,107,707)
Net increase	2,491,967	$ 25,876,463	390,042	$ 3,949,587
Class C
Sales	1,542,628	$ 15,890,780	872,744	$ 8,980,066
Issued to shareholders electing to receive payments of distributions in Fund shares	149,817	1,533,035	122,982	1,255,899
Redemptions	(988,050)	(10,103,911)	(995,642)	(10,194,810)
Net increase	704,395	$ 7,319,904	84	$ 41,155
Class I
Sales	132,704,474	$1,362,527,056	72,454,658	$742,501,585
Issued to shareholders electing to receive payments of distributions in Fund shares	7,466,773	76,593,137	3,859,269	39,351,769
Redemptions	(47,966,057)	(488,335,319)	(29,144,875)	(297,980,416)
Net increase	92,205,190	$ 950,784,874	47,169,052	$483,872,938
Class R6
Sales	10,334,376	$ 106,066,854	4,907	$ 50,000
Issued to shareholders electing to receive payments of distributions in Fund shares	237,361	2,453,049	71	713
Redemptions	(659,842)	(6,801,956)	—	—
Net increase	9,911,895	$ 101,717,947	4,978	$ 50,713
(1)	For Class R6, for the period from the commencement of operations, June 30, 2023, to September 30, 2023.
27

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2024 is included in the Portfolio of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $136,752. At September 30, 2024, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
28

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss*	$ —	$ —	$874,865	$874,865
Receivable for open forward foreign currency exchange contracts	—	109,803	—	109,803
Receivable for open swap contracts	4,544	—	—	4,544
Total Asset Derivatives	$4,544	$109,803	$874,865	$989,212
Derivatives not subject to master netting or similar agreements	$ —	$ —	$874,865	$874,865
Total Asset Derivatives subject to master netting or similar agreements	$4,544	$109,803	$ —	$114,347
Accumulated loss*	$ —	$ —	$(853,999)	$(853,999)
Payable for open forward foreign currency exchange contracts	—	(136,752)	—	(136,752)
Total Liability Derivatives	$ —	$(136,752)	$(853,999)	$(990,751)
Derivatives not subject to master netting or similar agreements	$ —	$ —	$(853,999)	$(853,999)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(136,752)	$ —	$(136,752)
*	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$109,803	$ —	$(109,803)	$ —	$ —
Goldman Sachs International	4,544	—	—	—	4,544
	$114,347	$—	$(109,803)	$—	$4,544

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
UBS AG	$(136,752)	$ —	$ —	$ —	$(136,752)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
29

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended September 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$ —	$(169,514)	$(169,514)
Futures contracts	—	—	11,520,746	11,520,746
Swap contracts	(4,297)	—	—	(4,297)
Forward foreign currency exchange contracts	—	(1,259,172)	—	(1,259,172)
Total	$(4,297)	$(1,259,172)	$11,351,232	$10,087,763
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$ —	$(3,069)	$(3,069)
Futures contracts	—	—	1,841,582	1,841,582
Swap contracts	4,544	—	—	4,544
Forward foreign currency exchange contracts	—	177,292	—	177,292
Total	$4,544	$177,292	$1,838,513	$2,020,349
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$546,271,000	$736,000	$17,541,000	$898,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was 67 contracts.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
30

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

10  Affiliated Investments
At September 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $358,831,012, which represents 15.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Local Income Fund, Class I	$ —	$ 15,951,337	$(15,569,217)	$(382,120)	$ —	$ —	$579,696	—
Eaton Vance Floating-Rate Fund, Class R6	—	35,500,000	—	—	(175,097)	35,324,903	1,026,550	4,215,382
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.873%, 5/15/49	3,633,419	—	—	—	330,581	3,964,000	201,356	4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,189,292	—	—	—	397,634	2,603,378	107,881	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,303,944	—	—	—	185,375	3,521,904	202,385	5,000,000
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	3,787,158	—	(3,960,000)	138,136	27,552	—	207,485	—
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	2,100,512	—	(2,219,000)	42,823	73,447	—	127,767	—
Short-Term Investments
Liquidity Fund	7,241,977	1,237,308,666	(931,133,816)	—	—	313,416,827	4,515,484	313,416,827
Total				$(201,161)	$839,492	$358,831,012	$6,968,604
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
31

Eaton Vance
Total Return Bond Fund
September 30, 2024
Notes to Financial Statements — continued

At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 35,324,903	$ —	$ —	$ 35,324,903
Asset-Backed Securities	—	283,947,679	—	283,947,679
Collateralized Mortgage Obligations	—	89,911,657	—	89,911,657
Commercial Mortgage-Backed Securities	—	135,906,152	—	135,906,152
Convertible Bonds	—	5,218,071	—	5,218,071
Corporate Bonds	—	587,652,960	—	587,652,960
Preferred Stocks	4,353,228	—	—	4,353,228
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	44,204,706	—	44,204,706
Sovereign Government Bonds	—	18,803,229	—	18,803,229
U.S. Government Agency Mortgage-Backed Securities	—	711,437,553	—	711,437,553
U.S. Treasury Obligations	—	532,509,893	—	532,509,893
Short-Term Investments:
Affiliated Fund	313,416,827	—	—	313,416,827
U.S. Treasury Obligations	—	227,889,536	—	227,889,536
Total Investments	$353,094,958	$2,637,481,436	$ —	$2,990,576,394
Forward Foreign Currency Exchange Contracts	$ —	$ 109,803	$ —	$ 109,803
Futures Contracts	874,865	—	—	874,865
Swap Contracts	—	4,544	—	4,544
Total	$353,969,823	$2,637,595,783	$ —	$2,991,565,606
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (136,752)	$ —	$ (136,752)
Futures Contracts	(853,999)	—	—	(853,999)
Total	$ (853,999)	$ (136,752)	$ —	$ (990,751)
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
32

Eaton Vance
Total Return Bond Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Total Return Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
33

Eaton Vance
Total Return Bond Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $58,173, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 91.56% of distributions from net investment income as a 163(j) interest dividend.
34

Eaton Vance
Total Return Bond Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
35

Eaton Vance
Total Return Bond Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
36

Eaton Vance
Total Return Bond Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vane Total Return Bond Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in income securities. The Board considered the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
37

Eaton Vance
Total Return Bond Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
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EBABX-NCSR    9.30.24

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
September 30, 2024

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
Housing — 0.5%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$999	$ 977,967
Total Tax-Exempt Mortgage-Backed Securities (identified cost $948,910)		$ 977,967

Tax-Exempt Municipal Obligations — 102.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 101,843
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	23,301
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,418,522
4.00%, 4/1/44	1,500	1,490,265
		$ 3,033,931
Electric Utilities — 3.0%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,085,165
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.05%, 10/1/42(1)	825	825,000
New York Power Authority, Green Bonds, 5.00%, 11/15/34(2)	2,000	2,413,840
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	750	834,120
South Carolina Public Service Authority, 5.25%, 12/1/54	800	879,760
		$ 6,037,885
Escrowed/Prerefunded — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,322,140
		$ 3,322,140
General Obligations — 21.1%
Baldwin County, AL, 4.00%, 4/1/54	$1,400	$ 1,382,416
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	1,110	1,081,684
California, 4.00%, 8/1/44	2,140	2,216,441
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/42	$390	$ 389,980
5.00%, 12/1/44	2,000	2,022,720
Chicago, IL:
5.00%, 1/1/39	1,400	1,459,976
5.00%, 1/1/45	1,000	1,051,030
District of Columbia, 5.00%, 8/1/49(2)	1,500	1,669,890
Falls Church, VA, 3.00%, 7/15/42	1,445	1,295,168
Houston, TX, 4.125%, 3/1/51	1,510	1,510,181
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,253,110
Illinois:
4.00%, 11/1/40	1,000	999,360
5.00%, 5/1/35	2,000	2,008,960
5.50%, 5/1/39	205	225,461
5.50%, 3/1/42	2,300	2,568,663
5.75%, 5/1/45	210	230,908
New York, NY:
4.00%, 9/1/46	2,000	1,995,640
4.00%, 4/1/50	2,000	1,981,660
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	3,007,290
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	945	919,457
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,000	1,956,960
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,017,837
		$ 42,244,792
Hospital — 9.2%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,685,375
5.00%, 4/1/52	2,500	2,662,125
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,006,840
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,093,250
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,885,466
5.00%, 6/1/37	1,000	1,039,770
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	550	544,060

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	$1,010	$ 1,080,730
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,116,849
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,450	1,446,651
		$ 18,561,116
Housing — 2.9%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,076,725
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,495	2,571,372
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	516,745
5.00%, 7/1/42	1,250	1,280,500
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 5,730,342
Industrial Development Revenue — 1.0%
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.90%, 11/1/35(1)	$2,000	$ 2,000,000
		$ 2,000,000
Insured - Education — 1.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,943,760
		$ 1,943,760
Insured - Electric Utilities — 1.2%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,493,782
		$ 2,493,782
Insured - General Obligations — 3.1%
Harris County Municipal Utility District No. 55, TX, (AGC), 4.00%, 2/1/37	$1,300	$ 1,314,807
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	3,500	3,367,700
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,518,105
		$ 6,200,612
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 3.5%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 7,053,976
		$ 7,053,976
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,144,120
		$ 1,144,120
Insured - Special Tax Revenue — 8.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,696,444
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,404,160
(NPFG), 5.50%, 1/1/30	2,565	2,922,715
		$ 16,023,319
Insured - Transportation — 9.5%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,433,691
North Texas Tollway Authority, (AGC), 0.00%, 1/1/35	5,000	3,547,250
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,080,200
		$ 19,061,141
Lease Revenue/Certificates of Participation — 4.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,053,420
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,412,200
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,597,150
		$ 8,062,770
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,600	$ 1,507,904
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	802,943
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,807,889
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	480,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,603,200
		$ 6,201,936

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 3.5%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(5)	$80	$ 79,145
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	1,042,011
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(5)	265	267,128
5.625%, 7/1/46(5)	360	363,531
5.75%, 7/1/54(5)	775	781,665
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	1,006,740
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,706,953
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(5)	1,730	1,744,307
		$ 6,991,480
Special Tax Revenue — 11.5%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,275	$ 2,226,156
Detroit Downtown Development Authority, MI, (Catalyst Development), 5.00%, 7/1/48	2,500	2,665,850
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,776,700
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,032,380
4.00%, 5/1/45	1,380	1,384,154
5.00%, 11/1/46(6)	2,000	2,179,460
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	1,006,470
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	1,635	1,613,467
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,109,835
5.00%, 7/1/58	2,817	2,846,156
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,164,580
		$ 23,005,208
Transportation — 9.2%
Atlanta, GA, Airport Revenue, Green Bonds, 5.00%, 7/1/48	$2,000	$ 2,198,320
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(6)	2,000	2,203,040
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	1,010	1,107,495
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,218,220
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	233,325
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/54	2,500	2,472,825
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,120,370
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,391,720
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,546,425
Texas Transportation Commission, 0.00%, 8/1/40	1,000	485,300
Triborough Bridge and Tunnel Authority, NY, 4.00%, 11/15/54	2,500	2,455,375
		$ 18,432,415
Water and Sewer — 3.6%
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/44(2)	$2,000	$ 2,291,820
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	1,900	1,927,987
4.00%, 6/15/51	2,000	1,991,280
5.25%, 6/15/52(6)	1,000	1,104,170
		$ 7,315,257
Total Tax-Exempt Municipal Obligations (identified cost $195,173,035)		$ 204,859,982
Total Investments — 102.6% (identified cost $196,121,945)		$ 205,837,949
Other Assets, Less Liabilities — (2.6)%		$ (5,235,756)
Net Assets — 100.0%		$ 200,602,193
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(2)	When-issued security.
(3)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(4)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $3,235,776 or 1.6% of the Fund's net assets.
(6)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At September 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	18.8%
New York	12.9%
Others, representing less than 10% individually	70.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 26.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 15.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Grand Canyon University, 4.125%, 10/1/24	$20,000	$ 20,000,000
		$ 20,000,000
Hospital — 0.5%
Sutter Health, 5.164%, 8/15/33	$14,000	$ 14,504,895
UPMC, 1.803%, 4/15/26	7,650	7,344,830
		$ 21,849,725
Total Corporate Bonds (identified cost $40,956,604)		$ 41,849,725

Tax-Exempt Municipal Obligations — 100.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.20%, 11/1/55(1)	$19,500	$ 19,500,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	11,026,700
Ohio Water Development Authority, Water Pollution Control Loan Fund, (SPA: TD Bank, N.A.), 3.80%, 12/1/54(3)	25,000	25,000,000
Oklahoma Water Resources Board, 4.00%, 10/1/54(4)	4,000	3,963,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,265	10,431,649
Texas Water Development Board, 4.00%, 10/15/49	12,500	12,228,375
		$ 82,149,724
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(5)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 5.3%
Clifton Higher Education Finance Corp., TX, (Idea Public Schools), (PSF Guaranteed), 4.00%, 8/15/49	$3,500	$ 3,458,175
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	41,943
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	11,855	12,285,929
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Boston University): (continued)
(LOC: TD Bank, N.A.), 3.95%, 10/1/42(3)	$6,000	$ 6,000,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	5,125	5,714,067
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/49	2,750	2,966,013
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	10,000	11,573,600
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,272,578
Ohio State University, 5.25%, 12/1/46	14,315	16,247,668
Oregon State University:
4.00%, 4/1/44	4,500	4,573,530
5.00%, 4/1/45(4)	8,000	8,671,760
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,860	5,769,170
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,809,770
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,022,500
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,891,210
Texas A&M University, 4.00%, 5/15/49	5,000	4,884,600
Texas State University System, 4.00%, 3/15/49	4,750	4,694,330
University of Alabama:
4.00%, 7/1/43	5,000	5,056,100
4.00%, 7/1/44	8,340	8,403,467
4.00%, 7/1/54	13,875	13,524,240
University of California Medical Center, 5.00%, 5/15/47	28,170	31,167,288
University of Delaware, (SPA: TD Bank, N.A.), 3.80%, 11/1/37(3)	10,680	10,680,000
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,348,200
University of Oregon:
5.00%, 4/1/48	12,470	12,980,148
5.00%, 4/1/50	12,500	13,238,875
University of Texas, 4.00%, 7/1/42	3,080	3,157,770
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	6,000	6,102,480
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	5,015,850
		$ 246,551,261
Electric Utilities — 5.2%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,938,000

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/42(4)	$500	$ 561,840
5.00%, 1/1/44(4)	450	501,917
5.00%, 1/1/45(4)	750	830,820
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,829,777
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,507,125
5.00%, 3/1/46	5,000	5,532,950
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.05%, 10/1/42(3)	17,965	17,965,000
JEA, FL, Electric System Revenue:
5.00%, 10/1/36(4)	1,750	2,041,095
5.00%, 10/1/37(4)	2,310	2,668,027
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/44	5,000	5,658,250
5.00%, 9/1/49	12,500	13,818,000
Green Bonds, 5.00%, 9/1/48	5,000	5,492,750
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/40	2,150	2,515,414
5.00%, 7/1/41	3,400	3,942,640
5.00%, 7/1/42	2,600	2,993,016
(SPA: JPMorgan Chase Bank, N.A.), 3.10%, 7/1/48(3)	12,500	12,500,000
New York Power Authority, Green Bonds, 5.00%, 11/15/35(4)	2,500	3,001,325
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	21,965,400
5.25%, 2/1/48	10,000	11,228,400
Orlando Utilities Commission, FL:
5.00%, 10/1/39	3,000	3,474,510
5.00%, 10/1/40	2,500	2,875,100
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/42	2,000	2,234,040
5.25%, 8/1/49	5,325	5,922,252
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/42(4)	1,750	2,018,432
5.00%, 1/1/43(4)	500	573,670
5.00%, 1/1/44(4)	750	853,898
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	12,317,360
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 10/1/46	7,585	8,500,661
5.00%, 10/1/47	7,965	8,901,923
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Revenue: (continued)
5.00%, 10/1/54	$7,155	$ 7,899,120
South Carolina Public Service Authority:
5.00%, 12/1/46	12,600	12,613,104
5.25%, 12/1/54	9,010	9,908,297
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	5,000	5,853,800
		$ 237,437,913
Escrowed/Prerefunded — 0.5%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded to 11/15/31, 5.00%, 5/15/46	$65	$ 73,181
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,368,435
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,728,154
		$ 24,169,770
General Obligations — 21.2%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,123,160
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,425	3,368,488
Azle Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	5,525	5,445,164
4.00%, 2/15/54	4,985	4,852,848
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	7,000	6,895,980
Bastrop, TX:
4.00%, 8/1/42	1,760	1,761,654
4.00%, 8/1/45	5,715	5,669,166
5.00%, 8/1/41	1,675	1,863,086
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	16,287,300
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,891,612
California:
4.00%, 8/1/44	9,520	9,860,054
5.00%, 11/1/42	25,000	28,321,750
Charlotte Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/54	2,500	2,460,550
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,287,640
5.00%, 12/1/42	23,400	23,398,830
5.00%, 12/1/44	20,515	20,748,050
5.875%, 12/1/47	6,500	7,190,950

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL:
5.00%, 1/1/44	$12,350	$ 12,728,774
5.25%, 1/1/38	6,750	7,400,430
5.50%, 1/1/39	5,000	5,525,050
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,581,900
5.00%, 2/15/43(4)	3,750	4,224,938
5.00%, 2/15/44	5,150	5,727,676
Denton County, TX, 4.00%, 7/15/49	10,000	9,761,800
District of Columbia:
5.00%, 8/1/41(4)	3,500	4,024,510
5.00%, 8/1/42(4)	4,280	4,903,211
5.00%, 8/1/43(4)	5,500	6,263,895
5.00%, 8/1/49(4)	5,000	5,566,300
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	12,000	11,908,920
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	3,850	3,780,354
Galena Park Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42(4)	1,730	1,959,381
5.00%, 8/15/43(4)	2,000	2,253,680
5.00%, 8/15/44(4)	2,000	2,243,960
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	13,150	13,040,855
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	9,069,019
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,965,300
Sustainability Bonds, 4.25%, 10/1/47	10,940	11,133,419
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,784,948
Houston, TX, 4.125%, 3/1/51(2)	8,845	8,846,061
Humble Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/54	4,400	4,305,312
5.00%, 2/15/47	10,250	11,138,265
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	14,040	13,867,589
Illinois:
4.00%, 7/1/37	15,000	15,245,700
4.00%, 10/1/42(4)	25,000	24,746,750
4.25%, 5/1/46	12,000	12,019,200
5.00%, 11/1/24	11,295	11,309,232
5.00%, 2/1/27	18,500	18,585,470
5.00%, 2/1/29	15,000	15,704,850
5.00%, 2/1/39(4)	5,000	5,594,950
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.00%, 5/1/39	$10,000	$ 10,044,800
5.50%, 5/1/39	870	956,835
5.50%, 3/1/42	11,700	13,066,677
5.75%, 5/1/45	890	978,608
Irion County Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/49(4)	6,120	6,715,598
King County, WA, (SPA: TD Bank, N.A.), 3.95%, 1/1/46(3)	18,610	18,610,000
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	4,875	4,862,130
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/49	6,800	7,494,552
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/38(4)	9,150	10,891,336
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	7,115	7,051,961
Martin County West Independent School District No. 2448, MN:
5.00%, 2/1/37	3,670	4,272,798
5.00%, 2/1/39	4,045	4,658,505
5.00%, 2/1/40	4,250	4,862,085
Massachusetts:
3.00%, 4/1/49	10,000	8,272,200
5.00%, 5/1/48	10,000	10,998,900
5.00%, 8/1/51	15,000	16,581,450
5.00%, 8/1/53	15,000	16,499,850
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,900	4,844,973
Midland Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	15,000	16,426,800
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,636,674
Montgomery County, MD, 2.00%, 8/1/39	4,000	3,111,160
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/44	1,710	1,784,163
4.00%, 9/1/45	3,200	3,324,704
New Orleans, LA, 5.00%, 12/1/47	8,590	9,416,358
New York, 5.00%, 3/15/40	4,865	5,617,421
New York, NY:
4.00%, 9/1/46	10,000	9,978,200
5.00%, 9/1/40	5,250	6,012,773
5.00%, 3/1/50	12,350	13,209,683
5.25%, 5/1/42	3,335	3,747,439
5.25%, 3/1/47	10,000	11,265,400
5.25%, 10/1/47	5,000	5,550,900

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY: (continued)
(LOC: U.S. Bank, N.A.), 3.90%, 4/1/38(3)	$15,000	$ 15,000,000
(SPA: Barclays Bank PLC), 4.15%, 6/1/44(3)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/1/44(3)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/44(3)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,700,000
Norwood, MA, 4.00%, 9/15/47	11,065	11,016,203
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,809,790
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	5,000	5,464,650
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	15,000	14,677,200
Puerto Rico:
4.00%, 7/1/41	7,551	7,305,362
5.625%, 7/1/29	10,762	11,627,645
5.75%, 7/1/31	12,303	13,691,115
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(2)	12,000	13,120,440
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,544,795
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,346,006
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,293,900
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,017,837
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,162,760
Texas:
5.00%, 10/1/43(4)	3,000	3,417,390
5.00%, 10/1/44(4)	2,000	2,268,340
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	6,029,100
Washington:
5.00%, 6/1/40	5,350	5,672,231
5.00%, 6/1/41	5,465	5,782,298
5.00%, 6/1/42	5,950	6,282,069
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	6,750	6,652,462
Wisconsin, 4.00%, 5/1/41	7,090	7,223,150
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	9,380	9,272,974
4.25%, 2/15/54	5,000	5,120,700
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	$11,000	$ 11,059,400
5.00%, 8/15/56	5,000	5,371,250
		$ 978,311,981
Hospital — 11.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,741,500
5.00%, 4/1/52	10,000	10,648,500
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/44	2,750	3,056,845
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	15,043,977
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	12,000	12,903,600
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	10,000	7,969,000
4.00%, 11/15/50	7,350	7,209,909
Colorado Health Facilities Authority, (Intermountain Healthcare):
4.00%, 5/15/52	11,955	11,589,775
(SPA: TD Bank, N.A.), 3.80%, 5/15/64(3)	8,000	8,000,000
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,392,852
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	2,770	2,740,084
4.125%, 5/15/54	14,175	14,076,625
5.00%, 5/15/51	16,000	17,507,680
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,990,160
4.00%, 2/15/47	9,105	8,966,513
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,501,400
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,551,191
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,500	12,166,625
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 3.80%, 8/1/43(3)	15,000	15,000,000
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,059,950
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,994,550

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	$5,000	$ 4,715,500
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	15,054,150
Series 2019-E, 4.00%, 1/1/45	8,650	8,666,694
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,940,460
Massachusetts Development Finance Agency, (Boston Children's Hospital), 4.00%, 3/1/54	7,000	6,855,590
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	5,000	5,430,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,519,295
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,096,470
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	11,012,638
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,645	5,418,466
5.00%, 12/1/41	5,395	5,687,733
5.00%, 12/1/45	10,000	10,142,400
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	14,819,550
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,975	5,974,641
5.00%, 1/1/44	6,000	6,003,420
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	17,434,883
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	10,750	10,384,070
5.00%, 11/15/38	4,340	4,343,385
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	8,090	8,656,543
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,025	1,011,593
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	1,960	1,938,362
Oregon Facilities Authority, (PeaceHealth), (LOC: TD Bank, N.A.), 3.80%, 8/1/34(3)	4,000	4,000,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 11/15/42	3,660	3,654,107
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,190,891
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	$7,240	$ 7,328,690
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,519,006
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	14,060	14,027,521
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: TD Bank, N.A.), 3.80%, 5/1/48(3)	2,300	2,300,000
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,007,500
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,873,600
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50(4)	5,000	4,909,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,112,480
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(3)	13,000	13,000,000
University of Wisconsin Hospitals and Clinics Authority:
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 4/1/48(3)	16,000	16,000,000
Green Bonds, 4.25%, 4/1/52	3,000	2,987,490
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	8,304,538
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	19,950	19,445,664
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,973,800
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	8,600	8,165,356
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	11,015	11,020,618
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 5.00%, 12/15/44	5,650	5,653,277
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.25%, 8/1/49(4)	4,000	4,444,440
		$ 546,135,357
Housing — 3.0%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(6)	$3,000	$ 2,220,600
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(6)	25,275	18,875,117
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	2,000	2,054,300

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Georgia Housing and Finance Authority, 3.65%, 6/1/44	$7,670	$ 7,361,513
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	4,000	4,073,680
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,397,934
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,204,120
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/54(6)	1,200	1,241,100
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,281	1,192,398
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,156	2,050,083
(FHLMC), (FNMA), (GNMA), 4.60%, 11/1/49	995	1,009,786
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	1,245	1,262,206
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,205	12,373,673
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	16,830	17,140,513
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	1,490	1,500,177
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.60%, 11/1/46	1,500	1,134,360
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39(4)	1,375	1,399,887
(FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44(4)	3,200	3,235,616
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,725	2,760,343
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.75%, 10/1/49	11,330	11,657,437
Social Bonds, 5.00%, 10/1/50	7,335	7,655,173
Social Bonds, 5.45%, 4/1/51	5,000	5,325,200
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,500	2,521,450
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(7)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,716,769
Virginia Housing Development Authority:
5.125%, 11/1/43	2,650	2,813,902
5.25%, 11/1/48	2,250	2,366,685
		$ 139,184,022
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 1.9%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$250	$ 257,070
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	24,511,500
(AMT), 5.00%, 10/1/40	41,585	43,172,299
(AMT), 6.00%, 4/1/35	7,360	8,328,944
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	10,000	10,101,600
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(6)	2,000	2,102,460
		$ 88,473,873
Insured - Education — 0.2%
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53(2)	$7,725	$ 7,754,509
		$ 7,754,509
Insured - Electric Utilities — 0.5%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,255,622
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	1,750	1,766,713
Greenville, TX, Electric System Revenue:
(BAM), 5.00%, 2/15/41	1,125	1,237,770
(BAM), 5.00%, 2/15/42	200	219,230
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
(AGC), 5.00%, 5/15/49	13,000	14,225,120
(AGM), 5.00%, 5/15/49	3,500	3,795,505
		$ 22,499,960
Insured - Escrowed/Prerefunded — 0.8%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 37,330,602
		$ 37,330,602
Insured - General Obligations — 1.0%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,212,800
Generation Park Management District, TX:
(AGC), 3.50%, 9/1/43(4)	4,075	3,760,451
(AGC), 3.75%, 9/1/47(4)	4,820	4,510,170
Little Rock School District, AR, (BAM), 4.00%, 2/1/49	1,835	1,829,385

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	$5,045	$ 3,903,014
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,067,234
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	10,450	9,517,024
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	7,351,067
		$ 47,151,145
Insured - Hospital — 0.5%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$12,510	$ 13,879,345
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	3,500	3,506,860
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/54(4)	3,900	3,813,264
		$ 21,199,469
Insured - Housing — 0.0%(8)
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	$1,250	$ 1,379,088
		$ 1,379,088
Insured - Special Tax Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,738,840
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,300,200
(NPFG), 5.50%, 1/1/30	3,080	3,509,537
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,513,289
St. Clair County Board of Education, AL, (BAM), 4.125%, 2/1/49	650	650,227
		$ 63,712,093
Insured - Transportation — 1.4%
Burbank-Glendale-Pasadena Airport Authority, CA, (AGM), (AMT), 4.25%, 7/1/43	$1,465	$ 1,485,847
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,137,425
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	12,000	13,021,080
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	$10,000	$ 10,335,400
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	3,285	3,330,990
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,942,720
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	9,031,811
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	10,000	10,465,400
		$ 62,750,673
Lease Revenue/Certificates of Participation — 2.3%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 13,298,520
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	4,830	4,808,748
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,675,663
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	14,008,735
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,685,428
5.00%, 6/15/46	6,000	6,601,080
5.00%, 6/15/50	20,500	21,296,630
2019 Series AA, 5.25%, 6/15/43	10,000	10,687,500
2020 Series AA, 4.00%, 6/15/50	15,000	14,914,200
2022 Series CC, 5.25%, 6/15/43	5,750	6,471,970
		$ 105,448,474
Nursing Home — 0.0%(8)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$1,145	$ 1,147,794
		$ 1,147,794
Other Revenue — 3.0%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 12,214,125
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	37,890	35,709,052
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,270	11,496,238
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	100,000

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	$11,750	$ 12,558,400
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,620,000
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,807,700
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.243%, (67% of SOFR + 1.00%), 12/1/52(9)	12,500	12,536,750
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,679,337
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	10,000	10,343,000
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.117%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(9)	3,075	3,076,876
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	5,270	5,475,846
		$ 139,617,324
Senior Living/Life Care — 0.7%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(6)	$560	$ 554,014
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	4,930	5,208,249
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,570	7,040,758
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,056,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	723,664
6.875%, 11/15/55	200	194,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	1,800	1,928,754
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	4,000	4,033,960
		$ 29,740,749
Special Tax Revenue — 8.8%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,861,185
Green Bonds, 5.00%, 11/1/41	13,840	14,311,667
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,478,239
4.00%, 12/1/51	3,485	3,410,177
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	$10,790	$ 11,266,271
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,401,162
4.00%, 7/1/51	12,310	12,169,789
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	11,521,400
5.00%, 6/15/50	4,465	4,649,672
5.00%, 6/15/53	3,500	3,797,570
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	5,000	4,934,550
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,954,378
5.00%, 11/15/46	18,000	20,114,820
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(10)	230	0
5.35%, 5/1/38(10)	80	0
5.75%, 5/1/38	310	312,784
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	10,000	10,030,100
4.00%, 8/1/48	5,705	5,698,668
5.00%, 11/1/39	9,000	10,382,940
5.00%, 11/1/40	4,500	5,146,470
5.00%, 5/1/42(4)	10,000	11,304,300
5.00%, 11/1/46(2)	13,000	14,166,490
5.00%, 5/1/53	10,000	10,831,300
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/39(3)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/42(3)	10,000	10,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	15,020	14,913,809
5.25%, 3/15/52	5,000	5,604,250
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,949,050
5.00%, 3/15/39	10,000	10,654,300
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	5,032,350
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	27,204,000
Green Bonds, 4.00%, 3/15/50	16,825	16,603,415
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,975,300

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Pasco County, FL, Sales Tax Revenue, 5.00%, 10/1/49	$9,245	$ 10,177,173
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,924,800
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,578,881
5.00%, 7/1/58	38,291	38,687,312
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,420,900
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	341,524
Series A2, 5.80%, 5/1/35	295	205,774
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	704,558
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,975,475
Green Bonds, 5.25%, 5/15/47	8,065	8,988,926
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,983,650
5.00%, 5/15/54	5,000	5,478,050
		$ 408,147,429
Student Loan — 0.0%(8)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,730	$ 1,728,253
		$ 1,728,253
Transportation — 21.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 13,330,840
Atlanta, GA, Airport Revenue:
(AMT), 5.25%, 7/1/49	5,000	5,500,300
Green Bonds, 5.00%, 7/1/44	7,000	7,793,170
Green Bonds, 5.00%, 7/1/49	17,000	18,809,140
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,484,178
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,545,994
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.40%, 4/1/55(3)	11,465	11,465,000
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	3,000	3,365,340
Charleston County Airport District, SC, 5.25%, 7/1/54(4)	4,000	4,459,640
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(2)	4,000	4,406,080
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	$6,000	$ 6,077,220
(AMT), 5.00%, 1/1/39	4,000	4,317,960
(AMT), 5.00%, 1/1/40	4,000	4,293,000
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,429,320
5.00%, 1/1/48	16,160	17,719,925
(AMT), 5.00%, 1/1/34	12,500	12,531,625
(AMT), 5.00%, 1/1/47	22,085	22,435,489
(AMT), 5.00%, 1/1/53	14,370	14,703,959
(AMT), 5.25%, 1/1/53	11,500	12,168,035
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	10,000	9,975,600
4.00%, 11/1/49	6,900	6,835,278
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,000	5,020,050
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,874,800
(AMT), 5.00%, 12/1/35	5,000	5,264,650
(AMT), 5.00%, 12/1/38	10,000	10,456,400
(AMT), 5.00%, 11/15/42	9,575	10,255,878
(AMT), 5.00%, 11/15/53	5,835	6,172,555
Harris County, TX, Toll Road Revenue, 5.25%, 8/15/49	5,000	5,605,150
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,017,741
(AMT), 5.00%, 7/1/45	13,705	13,773,388
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	19,104,526
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,464,600
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,098,050
(AMT), 5.00%, 3/1/46	6,965	7,217,063
(AMT), 5.00%, 3/1/54	4,835	4,994,458
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,102,910
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,254,498
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,997,363
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	10,625	11,654,138
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,110,240

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement and Accelerated Bridge Program), 5.00%, 6/1/47	$18,000	$ 18,620,640
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	16,500	18,099,345
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,946,355
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 4.15%, 11/15/50(3)	19,500	19,500,000
Green Bonds, 4.75%, 11/15/45	3,050	3,162,850
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,409,767
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
4.00%, 1/1/54	5,000	4,945,650
5.00%, 1/1/52	11,000	11,992,200
New Jersey Turnpike Authority:
4.50%, 1/1/48	8,000	8,324,880
5.25%, 1/1/49	5,000	5,695,250
New York State Thruway Authority, 4.00%, 1/1/44	10,000	10,024,300
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	6,750	7,266,713
Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,303,739
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	35,865	35,865,359
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,772,400
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,603,783
5.00%, 1/1/48	10,000	10,167,000
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	13,912,500
Oregon Department of Transportation, 4.00%, 11/15/42	9,380	9,560,377
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	21,630	22,888,866
(AMT), 5.75%, 6/30/48	2,030	2,265,297
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	3,078,720
5.00%, 12/1/46	5,000	5,096,600
5.00%, 12/1/48	10,000	11,072,500
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,683,316
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,408,125
(AMT), 5.00%, 7/1/49	10,400	10,745,280
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey:
5.00%, 9/1/36(4)	$9,000	$ 10,658,070
5.00%, 9/1/37(4)	6,000	7,082,700
(AMT), 5.00%, 12/1/44	4,500	4,876,155
Series 213, 5.00%, 9/1/38	6,130	6,646,943
Series 245, 5.00%, 9/1/38(4)	2,500	2,934,125
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	8,000	8,294,880
(AMT), 5.00%, 7/1/45	12,260	12,782,889
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,791,290
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,873,280
(AMT), 5.00%, 4/1/44	9,870	10,234,302
(AMT), 5.00%, 8/1/46	11,915	12,586,291
Sacramento County, CA, Airport System Revenue:
5.00%, 7/1/37(4)	5,850	6,907,739
5.25%, 7/1/54(4)	4,000	4,511,520
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,745,747
(AMT), 5.00%, 7/1/43	3,165	3,260,551
(AMT), 5.00%, 7/1/46	15,975	16,819,119
(AMT), 5.00%, 7/1/47	6,500	6,624,930
(AMT), 5.25%, 7/1/48	16,260	16,854,466
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	16,103,700
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,177,700
(AMT), 5.50%, 5/1/43	7,200	8,133,480
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,934,497
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/54	16,500	16,205,475
5.00%, 11/15/40	7,000	8,080,520
5.00%, 11/15/41	5,000	5,735,550
5.00%, 11/15/42	3,000	3,420,030
5.00%, 11/15/43	3,230	3,660,171
(LOC: Barclays Bank PLC), 4.15%, 1/1/32(3)	10,030	10,030,000
(LOC: TD Bank, N.A.), 3.80%, 1/1/32(3)	12,500	12,500,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC):
(AMT), 4.00%, 1/1/39	9,070	8,929,778
(AMT), 4.00%, 1/1/48	5,565	5,208,506
		$ 978,101,767

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 8.0%
Austin, TX, Water and Wastewater System Revenue:
5.00%, 11/15/47	$4,000	$ 4,374,880
5.00%, 11/15/49	5,250	5,812,380
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/42(4)	2,500	2,888,025
5.00%, 1/1/45(4)	3,000	3,423,330
Series 2022, 5.00%, 1/1/47	5,000	5,515,850
Series 2024-A, 5.00%, 1/1/47(4)	2,500	2,833,700
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	4,530	4,429,570
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,845,770
Dorchester County, SC, Waterworks and Sewer System Revenue, 5.00%, 10/1/54(4)	7,500	8,285,325
Fort Lauderdale, FL, Water & Sewer Revenue, 5.50%, 9/1/48	11,000	12,613,810
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	3,012,180
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,430	2,411,702
Hampton Roads Sanitation District, VA, 5.00%, 7/1/54	11,000	12,166,990
Houston, TX, Combined Utility System Revenue, 5.25%, 11/15/49	8,000	9,009,840
JEA, FL, Water and Sewer System Revenue, 5.25%, 10/1/49	7,800	8,731,164
Johnston County, NC, Water and Sewer System Revenue:
4.00%, 4/1/54	1,835	1,840,248
5.00%, 4/1/49	5,000	5,554,850
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,982,800
Kansas Development Finance Authority, 5.00%, 5/1/38(4)	15,595	18,241,784
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,852,200
4.00%, 6/15/54(4)	5,500	5,454,790
5.00%, 6/15/47(2)	8,000	8,771,600
5.00%, 6/15/50	5,000	5,313,300
5.25%, 6/15/47	20,000	22,549,200
5.25%, 6/15/48	13,500	15,170,220
5.25%, 6/15/53(4)	12,300	13,826,184
(SPA: Barclays Bank PLC), 4.15%, 6/15/50(3)	11,500	11,500,000
(SPA: Barclays Bank PLC), 4.15%, 6/15/53(3)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/43(3)	10,000	10,000,000
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/44(3)	$10,000	$ 10,000,000
Peace River Manasota Regional Water Supply Authority, FL, 4.00%, 10/1/54(4)	6,000	5,903,520
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,279,350
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	19,410,028
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,646,470
Santa Clara Valley Water District, CA, 5.00%, 6/1/43	5,385	6,233,245
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,639,050
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,371,727
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	4,315	4,320,221
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,773,600
Texas Water Development Board, 4.00%, 10/15/41(4)	4,000	4,116,600
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,400	3,781,310
5.00%, 6/1/49	4,120	4,573,035
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 4.15%, 6/1/27(3)	13,850	13,850,000
Westminster, CO, Water and Wastewater Utility Revenue, 5.00%, 12/1/54	7,500	8,317,125
		$ 369,626,973
Total Tax-Exempt Municipal Obligations (identified cost $4,472,828,289)		$4,646,197,222

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(5)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.0%(8)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,406,545
		$ 1,406,545

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	$6,667	$ 4,300,450
		$ 4,300,450
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,239,725
		$ 34,239,725
Housing — 0.9%
Maine Housing Authority, (SPA: Barclays Bank PLC), 4.86%, 11/15/52(1)	$20,000	$ 20,000,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.88%, 1/1/47(1)	22,420	22,420,000
		$ 42,420,000
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,840,859
(AMBAC), 0.00%, 10/1/26	14,395	13,239,513
(AMBAC), 0.00%, 10/1/27	22,355	19,710,180
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,519,414
		$ 45,309,966
Lease Revenue/Certificates of Participation — 0.0%(8)
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 632,042
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	307,860
		$ 939,902
Other Revenue — 0.5%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 22,324,680
		$ 22,324,680
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 18,147,223
		$ 18,147,223
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.4%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.85%, 7/1/37(1)	$20,000	$ 20,000,000
		$ 20,000,000
Total Taxable Municipal Obligations (identified cost $196,290,111)		$ 190,541,284
Total Investments — 105.6% (identified cost $4,710,075,004)		$4,878,588,231
Other Assets, Less Liabilities — (5.6)%		$ (260,390,570)
Net Assets — 100.0%		$4,618,197,661
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(4)	When-issued security.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $32,034,049 or 0.7% of the Fund's net assets.
(7)	Security is in default and making only partial interest payments.
(8)	Amount is less than 0.05%.
(9)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
At September 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	18.2%
Texas	14.7%
California	10.2%
Others, representing less than 10% individually	61.6%

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Assets and Liabilities

	September 30, 2024
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$196,121,945	$4,710,075,004
Unrealized appreciation	9,716,004	168,513,227
Investments, at value	$205,837,949	$4,878,588,231
Cash	$731,733	$544,582
Interest receivable	2,186,957	51,900,270
Receivable for investments sold	2,675,304	46,724,691
Receivable for Fund shares sold	239,760	7,114,029
Trustees' deferred compensation plan	112,141	424,232
Total assets	$211,783,844	$4,985,296,035
Liabilities
Payable for floating rate notes issued	$4,008,780	$62,007,658
Payable for when-issued securities	6,339,420	277,234,414
Payable for Fund shares redeemed	302,013	22,275,062
Distributions payable	94,153	1,927,473
Payable to affiliates:
Investment adviser fee	70,809	1,185,516
Distribution and service fees	23,316	280,159
Trustees' deferred compensation plan	112,141	424,232
Interest expense and fees payable	51,317	593,755
Accrued expenses	179,702	1,170,105
Total liabilities	$11,181,651	$367,098,374
Net Assets	$200,602,193	$4,618,197,661
Sources of Net Assets
Paid-in capital	$240,338,415	$4,883,239,003
Accumulated loss	(39,736,222)	(265,041,342)
Net Assets	$200,602,193	$4,618,197,661
Class A Shares
Net Assets	$104,232,772	$1,198,847,496
Shares Outstanding	12,623,704	127,312,944
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.26	$9.42
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.54	$9.74
Class C Shares
Net Assets	$2,565,439	$42,141,232
Shares Outstanding	312,547	4,475,796
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.21	$9.42
Class I Shares
Net Assets	$93,803,982	$3,377,208,933
Shares Outstanding	10,403,791	358,700,784
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.02	$9.42
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Operations

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Investment Income
Interest income	$9,731,821	$186,141,322
Total investment income	$9,731,821	$186,141,322
Expenses
Investment adviser fee	$921,632	$13,359,012
Distribution and service fees:
Class A	262,706	2,933,263
Class C	30,403	443,244
Trustees’ fees and expenses	14,045	108,500
Custodian fee	59,307	716,783
Transfer and dividend disbursing agent fees	69,933	1,566,694
Legal and accounting services	86,381	263,462
Printing and postage	7,574	134,248
Registration fees	62,282	290,530
Interest expense and fees	192,793	2,253,425
Miscellaneous	66,360	278,201
Total expenses	$1,773,416	$22,347,362
Net investment income	$7,958,405	$163,793,960
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$249,913	$(5,878,476)
Futures contracts	—	1,196,126
Net realized gain (loss)	$249,913	$(4,682,350)
Change in unrealized appreciation (depreciation):
Investments	$16,717,804	$292,497,578
Futures contracts	—	(4,363,160)
Net change in unrealized appreciation (depreciation)	$16,717,804	$288,134,418
Net realized and unrealized gain	$16,967,717	$283,452,068
Net increase in net assets from operations	$24,926,122	$447,246,028

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,958,405	$163,793,960
Net realized gain (loss)	249,913	(4,682,350)
Net change in unrealized appreciation (depreciation)	16,717,804	288,134,418
Net increase in net assets from operations	$24,926,122	$447,246,028
Distributions to shareholders:
Class A	$(3,783,054)	$(44,667,007)
Class C	(86,620)	(1,354,682)
Class I	(4,009,714)	(118,137,744)
Total distributions to shareholders	$(7,879,388)	$(164,159,433)
Transactions in shares of beneficial interest:
Class A	$(4,761,576)	$(11,782,201)
Class C	(938,223)	(6,744,532)
Class I	(31,185,537)	670,507,014
Net increase (decrease) in net assets from Fund share transactions	$(36,885,336)	$651,980,281
Net increase (decrease) in net assets	$(19,838,602)	$935,066,876
Net Assets
At beginning of year	$220,440,795	$3,683,130,785
At end of year	$200,602,193	$4,618,197,661

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,754,263	$133,637,938
Net realized loss	(5,868,207)	(49,314,855)
Net change in unrealized appreciation (depreciation)	1,277,150	4,443,142
Net increase in net assets from operations	$4,163,206	$88,766,225
Distributions to shareholders:
Class A	$(3,899,645)	$(43,200,549)
Class C	(114,999)	(1,519,512)
Class I	(4,682,937)	(86,466,621)
Total distributions to shareholders	$(8,697,581)	$(131,186,682)
Transactions in shares of beneficial interest:
Class A	$(11,277,440)	$(49,788,169)
Class C	(1,635,102)	(10,052,301)
Class I	(418,520)	658,700,475
Net increase (decrease) in net assets from Fund share transactions	$(13,331,062)	$598,860,005
Net increase (decrease) in net assets	$(17,865,437)	$556,439,548
Net Assets
At beginning of year	$238,306,232	$3,126,691,237
At end of year	$220,440,795	$3,683,130,785

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.62	$7.79	$9.29	$9.25	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	0.64	(0.17)	(1.50)	0.05	0.01(2)
Total income (loss) from operations	$0.93	$0.11	$(1.27)	$0.29	$0.29
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Total distributions	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Net asset value — End of year	$8.26	$7.62	$7.79	$9.29	$9.25
Total Return(3)	12.36%	1.29%	(13.85)%	3.14%	3.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104,233	$100,835	$113,933	$157,981	$158,729
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.86%	0.83%	0.79%	0.76%	0.78%
Interest and fee expense(5)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.95%	1.00%	0.86%	0.80%	0.92%
Net expenses	0.95%	1.00%	0.86%	0.80%	0.92%
Net investment income	3.64%	3.50%	2.61%	2.53%	2.97%
Portfolio Turnover	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.58	$7.74	$9.24	$9.20	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.22	$0.16	$0.17	$0.21
Net realized and unrealized gain (loss)	0.63	(0.16)	(1.49)	0.05	0.01(2)
Total income (loss) from operations	$0.86	$0.06	$(1.33)	$0.22	$0.22
Less Distributions
From net investment income	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Total distributions	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Net asset value — End of year	$8.21	$7.58	$7.74	$9.24	$9.20
Total Return(3)	11.58%	0.51%	(14.59)%	2.38%	2.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,565	$3,258	$4,906	$9,017	$15,094
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.61%	1.58%	1.54%	1.51%	1.53%
Interest and fee expense(5)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	1.70%	1.75%	1.61%	1.55%	1.67%
Net expenses	1.70%	1.75%	1.61%	1.55%	1.67%
Net investment income	2.89%	2.74%	1.83%	1.80%	2.23%
Portfolio Turnover	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.32	$8.50	$10.15	$10.11	$10.10
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.33	$0.27	$0.28	$0.33
Net realized and unrealized gain (loss)	0.70	(0.18)	(1.64)	0.06	0.02(2)
Total income (loss) from operations	$1.04	$0.15	$(1.37)	$0.34	$0.35
Less Distributions
From net investment income	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Total distributions	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Net asset value — End of year	$9.02	$8.32	$8.50	$10.15	$10.11
Total Return(3)	12.66%	1.49%	(13.64)%	3.36%	3.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$93,804	$116,348	$119,467	$184,002	$168,113
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.61%	0.58%	0.54%	0.51%	0.53%
Interest and fee expense(5)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.70%	0.75%	0.61%	0.55%	0.67%
Net expenses	0.70%	0.75%	0.61%	0.55%	0.67%
Net investment income	3.89%	3.75%	2.84%	2.77%	3.21%
Portfolio Turnover	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.34	$0.23	$0.23	$0.26
Net realized and unrealized gain (loss)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$1.02	$0.30	$(1.28)	$0.31	$0.38
Less Distributions
From net investment income	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Total distributions	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Net asset value — End of year	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	11.82%	3.38%	(12.62)%	2.99%	3.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,198,847	$1,126,345	$1,179,909	$1,558,418	$1,620,505
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.66%	0.67%	0.64%	0.61%	0.64%
Interest and fee expense(4)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.71%	0.75%	0.67%	0.63%	0.69%
Net expenses	0.71%	0.75%	0.67%	0.63%	0.69%
Net investment income	3.80%	3.73%	2.30%	2.15%	2.61%
Portfolio Turnover	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.28	$0.14	$0.15	$0.19
Net realized and unrealized gain (loss)	0.67	(0.04)	(1.50)	0.08	0.12
Total income (loss) from operations	$0.95	$0.24	$(1.36)	$0.23	$0.31
Less Distributions
From net investment income	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Total distributions	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Net asset value — End of year	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	10.99%	2.60%	(13.28)%	2.22%	3.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,141	$45,670	$55,558	$94,851	$131,330
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.41%	1.42%	1.39%	1.36%	1.39%
Interest and fee expense(4)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	1.46%	1.50%	1.42%	1.38%	1.44%
Net expenses	1.46%	1.50%	1.42%	1.38%	1.44%
Net investment income	3.05%	2.98%	1.52%	1.41%	1.87%
Portfolio Turnover	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.37	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$1.04	$0.33	$(1.26)	$0.33	$0.41
Less Distributions
From net investment income	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Total distributions	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Net asset value — End of year	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	12.10%	3.64%	(12.40)%	3.24%	4.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,377,209	$2,511,115	$1,891,224	$2,347,177	$1,797,038
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.41%	0.42%	0.39%	0.36%	0.39%
Interest and fee expense(4)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.46%	0.50%	0.42%	0.38%	0.44%
Net expenses	0.46%	0.50%	0.42%	0.38%	0.44%
Net investment income	4.04%	3.98%	2.55%	2.39%	2.85%
Portfolio Turnover	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$4,008,780	$62,007,658
Interest Rate or Range of Interest Rates (%)	3.18	3.15 - 3.19
Collateral for Floating Rate Notes Outstanding	$5,486,670	$86,191,225
For the year ended September 30, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$4,686,475	$56,207,500
Average Interest Rate	4.11%	4.01%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
Tax-exempt income	$7,877,590	$8,697,559	$148,757,917	$121,388,863
Ordinary income	$1,798	$22	$15,401,516	$9,797,819

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	AMT-Free Fund	National Fund
Undistributed tax-exempt income	$ 721,295	$ 2,145,347
Deferred capital losses	(50,167,611)	(426,435,131)
Net unrealized appreciation	9,804,247	161,175,915
Distributions payable	(94,153)	(1,927,473)
Accumulated loss	$(39,736,222)	$(265,041,342)
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$26,016,544	$298,699,227
Long-term	$24,151,067	$127,735,904
The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$192,024,922	$4,655,404,658
Gross unrealized appreciation	$11,025,199	$183,081,873
Gross unrealized depreciation	(1,220,952)	(21,905,958)
Net unrealized appreciation	$9,804,247	$161,175,915

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended September 30, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$921,632	$13,359,012
Effective Annual Rate	0.43%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2024 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$10,134	$170,698
EVD's Class A Sales Charges	$1,389	$38,037
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$12,641
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$262,706	$2,933,263
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the year ended September 30, 2024, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$22,802	$332,433
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$7,601	$110,811
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —(1)	$119
Class C	$ —	$1,798
(1)	Amount is less than $100.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended September 30, 2024 were as follows:
	AMT-Free Fund	National Fund
Purchases	$160,915,185	$4,335,764,083
Sales	$195,468,808	$3,486,689,262
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	2,215,344	$17,952,953	1,888,917	$14,993,570
Issued to shareholders electing to receive payments of distributions in Fund shares	385,503	3,113,046	412,323	3,293,503
Redemptions	(3,207,834)	(25,827,575)	(3,699,939)	(29,564,513)
Net decrease	(606,987)	$(4,761,576)	(1,398,699)	$(11,277,440)
Class C
Sales	76,495	$ 615,449	132,801	$ 1,060,779
Issued to shareholders electing to receive payments of distributions in Fund shares	10,293	82,633	13,573	107,806
Redemptions	(204,192)	(1,636,305)	(350,028)	(2,803,687)
Net decrease	(117,404)	$ (938,223)	(203,654)	$(1,635,102)
Class I
Sales	2,424,718	$21,350,679	7,686,554	$67,351,799
Issued to shareholders electing to receive payments of distributions in Fund shares	382,666	3,372,035	462,122	4,032,283
Redemptions	(6,384,136)	(55,908,251)	(8,214,826)	(71,802,602)
Net decrease	(3,576,752)	$(31,185,537)	(66,150)	$ (418,520)

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	18,426,434	$ 169,942,020	17,509,254	$ 159,744,009
Issued to shareholders electing to receive payments of distributions in Fund shares	4,170,023	38,453,338	4,046,834	36,759,694
Redemptions	(24,029,562)	(220,177,559)	(27,121,465)	(246,291,872)
Net decrease	(1,433,105)	$ (11,782,201)	(5,565,377)	$ (49,788,169)
Class C
Sales	1,071,098	$ 9,868,273	1,180,431	$ 10,743,048
Issued to shareholders electing to receive payments of distributions in Fund shares	133,484	1,230,196	151,181	1,373,270
Redemptions	(1,949,577)	(17,843,001)	(2,435,564)	(22,168,619)
Net decrease	(744,995)	$ (6,744,532)	(1,103,952)	$ (10,052,301)
Class I
Sales	166,253,236	$1,527,366,480	195,677,015	$1,778,704,708
Issued to shareholders electing to receive payments of distributions in Fund shares	10,788,378	99,585,315	7,485,180	67,982,627
Redemptions	(105,421,044)	(956,444,781)	(131,390,441)	(1,187,986,860)
Net increase	71,620,570	$ 670,507,014	71,771,754	$ 658,700,475
8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2024, there were no obligations outstanding under these financial instruments.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2024, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2024 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$1,196,126(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(4,363,160)(2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

The average notional cost of futures contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$16,863,000
9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 977,967	$ —	$ 977,967
Tax-Exempt Municipal Obligations	—	204,859,982	—	204,859,982
Total Investments	$ —	$ 205,837,949	$ —	$ 205,837,949

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 41,849,725	$ —	$ 41,849,725
Tax-Exempt Municipal Obligations	—	4,646,197,222	—	4,646,197,222
Taxable Municipal Obligations	—	190,541,284	—	190,541,284
Total Investments	$ —	$4,878,588,231	$ —	$4,878,588,231

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended September 30, 2024, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
AMT-Free Municipal Income Fund	99.98%
National Municipal Income Fund	90.62%

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement between Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) and Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement between Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) and Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

Muni Income Fund, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, respectively, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.
In this regard, the Board noted each Fund’s performance relative to its peer group and benchmark index for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peer Group	Benchmark Index
Eaton Vance AMT-Free Municipal Income Fund	Lower	Lower
Eaton Vance National Municipal Income Fund	Higher	Lower
The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to the Eaton Vance AMT-Free Municipal Income Fund, after considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peer group in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to the Eaton Vance National Municipal Income Fund, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to the Eaton

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

Vance AMT-Free Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to Eaton Vance National Municipal Income Fund, the Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

MUNI2-NCSR    9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024